As filed with the Securities and Exchange Commission on December 22, 2025

Securities Act Registration No. 333-206600

Investment Company Act Registration. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 103	☒

(Check appropriate box or boxes.)

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1301 Avenue of the Americas, 14th Floor

New York, NY 10019

(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.	Daphne Chisolm, Esq
Joel D. Corriero, Esq.	Vice President and Senior Counsel
Stradley Ronon Stevens & Young, LLP	Virtus Investment Partners, Inc.
2005 Market Street, Suite 2600	One Financial Plaza
Philadelphia, PA 19103	Hartford, CT 06103

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on _______________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______________ pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF and Virtus Silvant Small/Mid Growth ETF, each a series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

PROSPECTUS December 22, 2025

FUND	TICKER
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF	DPRE
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF	VGRO
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF	VSPI
VIRTUS SILVANT SMALL/MID GROWTH ETF	SSMG

each, a series of
VIRTUS ETF TRUST II

Each Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF and Virtus Silvant Small/Mid Growth ETF (each a “Fund” and, together, the “Funds”) is an actively managed exchange-traded fund (“ETF”).

Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”) and trade at market prices.

The market price for each Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission (CFTC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Duff & Phelps Real Estate Income ETF (the “Fund”) seeks to provide a high level of current income,

with capital appreciation as a secondary goal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.59%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.59%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$62	$194

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund offers exposure to the real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. Specifically, Duff & Phelps Investment Management Co. (“Duff & Phelps”), the Fund’s sub-adviser, tends to favor REITs that own higher quality assets, have strong management teams, and which offer attractive relative value. and generally, shuns deep value stocks that own lower quality assets or expensive, high-growth, momentum stocks. Duff & Phelps believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

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Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the real estate industry. The real estate securities in which the Fund primarily invest include equity interests, preferred securities or debt obligations issued by REITs. The broad real estate industry includes owner/operators of commercial real estate as well as land developers, homebuilders and timberland companies. Duff & Phelps focuses its investment efforts on owner/operators of commercial real estate as those companies have historically generated more consistent, reliable cash flows than the more speculative areas of the sector. The Fund considers a company to be engaged in the real estate industry if it is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate.

The Fund may also invest in REITs and real estate stocks issued by non-U.S. issuers, including emerging market countries.

The Fund, under normal market conditions, expects to invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt obligations or preferred securities. The Fund will invest across the market cap spectrum, with a typical bias towards mid cap. The Fund generally will not invest in companies with less than $1 billion of market cap. The Fund will make equity investments across real estate sub-sectors and will look to invest in companies that provide a higher yield than the Fund’s benchmark but still generate attractive growth. Investments in debt obligations will be made only in companies with investment-grade ratings and done with the goal of managing equity-market volatility while seeking a high level of current income. While Duff & Phelps will normally seek to maintain an average portfolio duration for the Fund of between four and six years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity. Duration is a measure of a bond's interest rate risk, reflecting how much a bond's price will change in response to a change in interest rates.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the real estate industry.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Real Estate Industry Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the real estate industry. Investing in securities of companies in the real estate industry includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry..

REIT Risk. Investments in REITs and other securities of real estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

●	Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

●	Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

●	Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

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●	Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

●	Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Mid-Capitalization Stock Risk. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. Duff & Phelps’ judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

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●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser” or “VIA”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (NYSE: VRTS), serves as the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Duff & Phelps Investment Management Co. (“Duff & Phelps”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). Duff & Phelps is an affiliate of the Adviser.

Portfolio Managers

The following employees of Duff & Phelps are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Frank Haggerty, Jr., CFA, Jason Ren, CFA, and Shalini Sharma, CFA, CPA.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Duff & Phelps or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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VIRTUS SILVANT GROWTH OPPORTUNITIES ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Silvant Growth Opportunities ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.35%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$115

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant Capital Management LLC (“Silvant”), the Fund’s sub-adviser, believes have higher than average growth potential. Silvant primarily invests the Fund’s assets in equity securities of U.S. companies with market capitalizations of at least $1 billion.

The Fund may also invest in non-U.S. securities, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

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The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Consumer Discretionary, Communication Services and Information Technology.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Initial Public Offering (“IPO”) Risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

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REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. Silvant’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

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Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser” or “VIA”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (NYSE: VRTS), serves as the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Silvant Capital Management LLC (“Silvant”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). Silvant is an affiliate of the Adviser.

Portfolio Managers

The following employees of Silvant are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Michael A. Sansoterra, Sandeep Bhatia and Brandi Allen.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Silvant or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Virtus Silvant Growth Premium Income ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Silvant Growth Premium Income ETF (the “Fund”) seeks current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.35%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$115

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The investment objective of the Fund is to seek current income and capital appreciation. The Fund seeks to achieve this objective by investing in equity securities and using an options overlay that may reduce volatility and beta. Beta is a measure of the Fund’s sensitivity to market movements. A beta of 1.00 indicates that the Fund’s price tends to move in line with the overall market. A beta greater than 1.00 indicates that the Fund is more volatile than the market, while a beta less than 1.00 means it is less volatile. Silvant Capital Management LLC (“Silvant”) provides the day-to-day portfolio management of the equity portion of the Fund’s portfolio and Virtus Multi-Asset, a division of Virtus Advisers, LLC, provides the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio.

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In the equity portion of the Fund’s portfolio, the Fund invests in equity securities of U.S. companies with market capitalizations of at least $1 billion. Equity securities in which the Fund may invest also include non-U.S. securities, including emerging markets , including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs). In managing the equity portion of the Fund’s portfolio, the portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

In the options overlay portion of the Fund’s portfolio, the Fund invests in equity-linked notes (ELNs). ELNs are derivative instruments that are structured as notes issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are designed to combine the economic characteristics of the underlying equity portfolio and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the economic characteristics of the underlying equity portfolio and are structured to use a covered call strategy with embedded short call positions. A covered call strategy involves holding a long position in the underlying stock or portfolio and simultaneously selling (writing) call options on that same position. The goal is to generate additional income from option premiums, which can help offset downside risk but also limits upside potential because the stock may be called away if its price rises above the strike price. Embedded short call positions refer to the call options that have been sold as part of the covered call strategy, which are "embedded" in the overall investment position. They provide premium income and can reduce volatility and beta, but they cap potential gains if the underlying asset appreciates significantly. The portfolio managers will select the indexes or instruments against which to write the call options based on their assessment of current market conditions and the current underlying equity portfolio. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. These call option premiums, in addition to the income generated by the ELN, may reduce portfolio volatility and beta, as these sources of income reduce the impact of potential losses incurred by the Funds equity portfolio. In this case, the Fund is entitled to the premium when it purchases the ELN from the issuing counterparty. Therefore, the ELNs are expected to provide recurring cash flow for the Fund, which is an important source of the Fund’s return. Selling a call option within an ELN also limits the Fund’s opportunity to profit from an increase in the market value of the underlying market exposure up to the exercise price (plus the premium received). The maximum potential gain on an underlying market exposure will be equal to the difference between the exercise price and the purchase price of the underlying market exposure at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities. At each reset, the strike price, term, and premium of the embedded call option are recalibrated to reflect current market conditions for the underlying index. These resets assist the Fund in seeking to provide relatively stable distributions.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant believes have higher than average growth potential (the “80% Policy”). Silvant ordinarily look for several of the following characteristics when analyzing specific companies for their growth potential: substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In calculating the 80% Policy, the Fund’s equity investments will include equity-linked notes as well as other equity securities. The Fund may invest in derivative instruments, including, but not limited to, options, futures contracts, currency forwards, and swaps.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Communication Services and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Equity Linked Note Risk. Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

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Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Initial Public Offering (“IPO”) Risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

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Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Advisers

Virtus Investment Advisers, LLC (the “Adviser” or “VIA”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (NYSE: VRTS), serves as the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Silvant Capital Management LLC (“Silvant”) and Virtus Multi-Asset, an operating division of Virtus Advisers, LLC (“VA”), as the Fund’s sub-advisers to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). Silvant manages the equity portion and Virtus Multi-Asset manages the options overlay portion of the Fund’s portfolio. Silvant and VA are affiliates of the Adviser.

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Portfolio Managers

The following employees of Silvant or Virtus Multi-Asset are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Michael A. Sansoterra, Sandeep Bhatia, Brandi Allen, Paul Pietranico, CFA, Heather Bergman and Michael Rothstein, CFA.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Silvant, Virtus Multi-Asset or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Virtus Silvant Small/Mid Growth ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Silvant Small/Mid Growth ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.39%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.39%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$41	$129

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small- to mid-sized companies that Silvant Capital Management LLC (“Silvant”) believes have higher than average growth potential. The Fund currently defines small and mid-sized companies as those having market capitalizations comparable to those companies included in the Russell 2500® Index (between $119 million and $30 billion as of August 31, 2025).

Silvant primarily invests the Fund’s assets in equity securities of U.S. companies. The Fund may also invest in non-U.S. securities, including emerging markets, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

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The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Healthcare, Industrials and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

ADR Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

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Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. Silvant’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

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PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser” or “VIA”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (NYSE: VRTS), serves as the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Silvant Capital Management LLC (“Silvant”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). Silvant is an affiliate of the Adviser.

Portfolio Managers

The following employees of Silvant are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Michael A. Sansoterra, Sandeep Bhatia and Greg Frasca.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Silvant or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE FUNDS’ INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Additional Information Regarding the Funds’ Objective. The Virtus Duff & Phelps Real Estate Income ETF seeks to provide a high level of current income, with capital appreciation as a secondary goal. The Virtus Silvant Growth Opportunities ETF and the Virtus Silvant Small/Mid Growth ETF seeks capital appreciation. The Virtus Silvant Growth Premium Income ETF seeks current income and capital appreciation.

The investment objective of each of the Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF and Virtus Silvant Small/Mid Growth ETF (each, a “Fund” and, together, the “Funds”) may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders. There is no guarantee that a Fund will achieve its objective.

Additional Information Regarding the Virtus Duff & Phelps Real Estate Income ETF.

The Fund offers exposure to the real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. Specifically, Duff & Phelps Investment Management Co. (“Duff & Phelps”), the Fund’s sub-adviser, tends to favor REITs that own higher quality assets, have strong management teams, and which offer attractive relative value. and generally, shuns deep value stocks that own lower quality assets or expensive, high-growth, momentum stocks. Duff & Phelps believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the real estate industry. The real estate securities in which the Fund primarily invest include equity interests, preferred securities or debt obligations issued by REITs. The broad real estate industry includes owner/operators of commercial real estate as well as land developers, homebuilders and timberland companies. Duff & Phelps focuses its investment efforts on owner/operators of commercial real estate as those companies have historically generated more consistent, reliable cash flows than the more speculative areas of the sector. The Fund considers a company to be engaged in the real estate industry if it is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate.

The Fund may also invest in REITS and real estate stocks issued by non-U.S. issuers, including emerging market countries.

The Fund expects to invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt obligations or preferred securities. The Fund will invest across the market cap spectrum, with a typical bias towards mid cap. The Fund generally will not invest in companies with less than $1 billion of market cap. The Fund will make equity investments across real estate sub-sectors and will look to invest in companies that provide a higher yield than the Fund’s benchmark but still generate attractive growth. Investments in debt obligations will be made only in companies with investment-grade ratings and done with the goal of managing equity-market volatility while seeking a high level of current income. While Duff & Phelps will normally seek to maintain an average portfolio duration for the Fund of between four and six years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity. Duration is a measure of a bond's interest rate risk, reflecting how much a bond's price will change in response to a change in interest rates.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the real estate industry.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus Silvant Growth Opportunities ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant Capital Management LLC (“Silvant”), the Fund’s sub-adviser, believes have higher than average growth potential. Silvant primarily invests the Fund’s assets in equity securities of U.S. companies with market capitalizations of at least $1 billion.

The Fund may also invest in non-U.S. securities, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

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The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Consumer Discretionary, Communication Services and Information Technology.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus Silvant Growth Premium Income ETF.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund seeks to achieve this objective by investing in equity securities and using an options overlay that may reduce volatility and beta. Beta is a measure of the Fund’s sensitivity to market movements. A beta of 1.00 indicates that the Fund’s price tends to move in line with the overall market. A beta greater than 1.00 indicates that the Fund is more volatile than the market, while a beta less than 1.00 means it is less volatile. Silvant Capital Management LLC (“Silvant”) provides the day-to-day portfolio management of the equity portion of the Fund’s portfolio and Virtus Multi-Asset, a division of Virtus Advisers, LLC, provides the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio.

In the equity portion of the Fund’s portfolio, the Fund invests in equity securities of U.S. companies with market capitalizations of at least $1 billion. Equity securities in which the Fund may invest also include non-U.S. securities, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs). In managing the equity portion of the Fund’s portfolio, the portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

In the options overlay portion of the Fund’s portfolio, the Fund invests in equity-linked notes (ELNs). ELNs are derivative instruments that are structured as notes issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are designed to combine the economic characteristics of the underlying equity portfolio and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the economic characteristics of the underlying equity portfolio and are structured to use a covered call strategy with embedded short call positions. A covered call strategy involves holding a long position in the underlying stock or portfolio and simultaneously selling (writing) call options on that same position. The goal is to generate additional income from option premiums, which can help offset downside risk but also limits upside potential because the stock may be called away if its price rises above the strike price. Embedded short call positions refer to the call options that have been sold as part of the covered call strategy, which are "embedded" in the overall investment position. They provide premium income and can reduce volatility and beta, but they cap potential gains if the underlying asset appreciates significantly. The portfolio managers will select the indexes or instruments against which to write the call options based on their assessment of current market conditions and the current underlying equity portfolio. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. These call option premiums, in addition to the income generated by the ELN, may reduce portfolio volatility and beta, as these sources of income reduce the impact of potential losses incurred by the Funds equity portfolio. In this case, the Fund is entitled to the premium when it purchases the ELN from the issuing counterparty. Therefore, the ELNs are expected to provide recurring cash flow for the Fund, which is an important source of the Fund’s return. Selling a call option within an ELN also limits the Fund’s opportunity to profit from an increase in the market value of the underlying market exposure up to the exercise price (plus the premium received). The maximum potential gain on an underlying market exposure will be equal to the difference between the exercise price and the purchase price of the underlying market exposure at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities. At each reset, the strike price, term, and premium of the embedded call option are recalibrated to reflect current market conditions for the underlying index. These resets assist the Fund in seeking to provide relatively stable distributions.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant believes have higher than average growth potential (the “80% Policy”). Silvant ordinarily look for several of the following characteristics when analyzing specific companies for their growth potential: substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In calculating the 80% Policy, the Fund’s equity investments will include equity-linked notes as well as other equity securities. The Fund may invest in derivative instruments, including, but not limited to, options, futures contracts, currency forwards, and swaps.

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The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Communication Services and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus Silvant Small/Mid Growth ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- to mid-sized companies that Silvant Capital Management LLC (“Silvant”) believes have higher than average growth potential. The Fund currently defines small and mid-sized companies as those having market capitalizations comparable to those companies included in the Russell 2500® Index (between $119 million and $30 billion as of August 31, 2025).

Silvant primarily invests the Fund’s assets in equity securities of U.S. companies. The Fund may also invest in non-U.S. securities, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Healthcare, Industrials and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Funds’ Principal Risks.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. Some convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Debt Securities Risks. Risks of investments in debt securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk. The value of debt securities is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

●	Interest Rate Risk. The values of fixed income investments will generally vary inversely with the direction of prevailing interest rates. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

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●	Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

●	Maturity Risk. The value of the Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

●	Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

●	Prepayment Risk. Issuers may prepay or call their debt obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates, and the Fund may not benefit fully from the increase in value that other debt investments experience when interest rates decline.

Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of depositary receipts, including ADRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the ADR will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the ADR.

Derivatives Risk (Virtus Silvant Growth Premium Income ETF only). The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and a Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

●	Futures Risk (Virtus Silvant Growth Premium Income ETF only). Futures trading may be speculative and volatile, and trading in the futures markets may result in volatile performance. The price movements of futures contracts are influenced by changing supply and demand relationships, agricultural, trade, fiscal, monetary and exchange control programs and policies, national and international political and economic events, crop diseases, climate, the purchasing and marketing programs of different nations, changes in interest rates and numerous other factors. In addition, governments occasionally intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rates. Government intervention is often intended to influence prices directly. A Fund cannot control these factors and therefore could incur substantial or total losses. In addition, the low margin deposits normally required to trade futures contracts (typically between 2% and 15% of the value of the contract purchased or sold) permit a high degree of leverage. For example, if 10% of the contract price is deposited as margin, a 10% decrease in the contract price would result in a total loss of the margin deposit before any deduction for brokerage commissions. A decrease of more than 10% of the contract price would result in a loss of more than the total margin deposit. Accordingly, a relatively small price movement in a contract may cause immediate and substantial losses to a Fund. The use of leverage may result in losses that exceed the amount of capital invested.

Equity Linked Note Risk. Investments inELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

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Equity Securities Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, which results in holders of common stock being subject to more risks than holders of preferred stocks or debt instruments of such issuers in the event of bankruptcy of such issuers.

Emerging Markets Investments Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede Silvant’s ability to evaluate such companies or impact the Fund’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

●	Cash Transactions Risk. Based on the nature of the Fund’s investments, the Fund expects that creations and redemptions may, at times, be affected primarily or entirely for cash, rather than primarily for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that generally distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

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●	Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares on that day.

●	Fund Shares Liquidity Risk. Trading in Shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

●	Redeeming Risk. Shares in the Fund generally may be redeemed only in Creation Units and only by Authorized Participants. All other persons or entities transacting in Shares must generally do so in the secondary market.

Foreign Securities Risk. Having exposure to securities of foreign issuers subjects the Fund to risks not usually associated with having exposure to securities of U.S. issuers, including tariff and global trade restrictions. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Having exposure to foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments which could affect such securities. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Having exposure to foreign markets also involves currency risk, which is the risk that the values of securities denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Initial Public Offering (“IPO”) Risk . The Fund may invest in IPOs. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Fund’s adviser cannot guarantee continued access to IPOs.

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Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by a sub-adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Shares changes daily based on the performance of the securities and other instruments in which the Fund invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that a sub-adviser’s judgments about the attractiveness or value of particular investments will be correct or produce the desired results. If a sub-adviser fails to accurately judge potential investments, the Share price may be adversely affected.

Market Risk. The value of securities to which the Fund has exposure may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those to which the Fund has exposure) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war (e.g., Russia’s invasion of Ukraine, and the Israel-Hamas war), acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, economic crisis, or other events could have a significant impact on the Fund, its investments and the trading of its Shares.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

●	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred securities that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

●	Subordination. Preferred securities is generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	Interest Rate. The prices of preferred securities typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

●	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Accordingly, increases in interest rates are likely to have a negative impact on the preferred securities held by the Fund.

●	Limited Voting Rights. Generally, traditional preferred securities offers no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred stockholders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred stockholders no longer have voting rights. In the case of hybrid-preferred stock, holders generally have no voting rights.

●	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

●	New Types of Securities. From time to time, preferred securities, including hybrid-preferred securities and over-the-counter preferred securities, have been, and may in the future be, offered. The Fund reserves the right to invest in these securities if Silvant’s believes that doing so would be consistent with the Fund’s investment objective and policies. Because the market for these instruments are new, the Fund may have difficulty disposing of them at a suitable price and time. These instruments may present risks such as limited liquidity and high price volatility.

REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The Fund is subject to the risk that the value of stocks of REITs will decline because of adverse developments affecting the real estate sector and real property values. Such a decline could be precipitated by, among other things, general economic decline, deterioration in the real estate rental market, declines in real estate property demand, changes in interest rates, declines in the availability of real estate financing, increases in borrower defaults, overbuilding, or other developments that reduce credit and cash positions of REITs and REIT operators on a local, regional or national level. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Code, environmental problems, property tax increases or changes in federal, state or local regulations. In addition to the above, Mortgage REITs are subject to the following risks: credit risk of the borrowers under the underlying mortgages, insufficient insurance, risks of investments in subprime mortgages, foreclosure risk, interest rate risk, risks of borrowing and leverage, and prepayment risk.

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Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

●	Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

●	Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by changes in the worldwide economy, interest rates, consumer confidence, demographics and consumer preferences. Companies in the consumer discretionary sector also depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

●	Industrials Sector Risk. To the extent the Fund focuses its investments in the industrials sector, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. To the extent the Fund focuses its investments on information technology, it may be subject to increased risk and volatility. Risks affecting companies in the information technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

●	Real Estate Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the real estate sector. Investing in securities of companies in the real estate sector includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate sector.

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Small- and Mid-Capitalization Stock Risk. Investing in the securities of small- and medium- capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small- and medium- capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small- and medium- capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small- and medium- capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small- and medium- capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small- and medium- capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Warrants Risk. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants, and will have no rights with respect to the assets of the issuer, until the warrant is exercised. Investments in warrants involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Disclosure of Portfolio Holdings. The Fund’s portfolio holdings will be disclosed on the Fund’s website (www.virtusetfs.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (the “Adviser” or “VIA”), located at One Financial Plaza, Hartford, Connecticut 06103, serves as the investment adviser to each Fund. VIA, an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business, acts as the investment adviser for over 60 mutual funds. VIA has acted as an investment adviser for over 80 years. As of September 30, 2025, VIA had approximately $54.4 billion in assets under management.

VIA is responsible for the oversight and management of all service providers to the Trust. VIA has engaged sub-advisers as shown in the table below.

FUND	Sub-adviser(s)
Virtus Duff & Phelps Real Estate Income ETF	Duff & Phelps Investment Management Co.
Virtus Silvant Growth Opportunities ETF	Silvant Capital Management LLC
Virtus Silvant Growth Premium Income ETF	Silvant Capital Management LLC and Virtus Multi-Asset
Virtus Silvant Small/Mid Growth ETF	Silvant Capital Management LLC

Each sub-adviser manages the respective Fund’s investments in accordance with the stated investment objective and policies of each Fund, subject to the oversight and supervision of VIA and the Board, and will oversee the sub-adviser’ compliance with the terms and conditions of the SEC rule on which each Fund relies to operate as an ETF, as well as the Trust’s related policies and procedures. VIA also assists with: (a) non-advisory operations of the respective Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of the respective Fund’s prospectus and statement of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the respective Fund’s records.

Adviser Compensation. VIA receives a monthly advisory fee from the Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF and Virtus Silvant Small/Mid Growth ETF at the annual rate of 0.59%, 0.35%, 0.35% and 0.39%, respectively, of the Fund’s average daily net assets. The advisory fee for each Fund is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to each Fund, VIA has agreed to pay all of the ordinary operating expenses of the Funds, except for the following expenses, each of which is paid by the respective Fund: the advisory fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the respective Fund.

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INVESTMENT SUB-ADVISER

Duff & Phelps, an affiliate of VIA, is located at 10 South Wacker Drive, 19th Floor, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of September 30, 2025, Duff & Phelps managed approximately $12.8 billion.

Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after previously functioning as the growth style investment management team for RidgeWorth Capital Management LLC, which is now known as Virtus Capital Advisers, LLC and an affiliate of the Adviser. As of September 30, 2025, Silvant had approximately $3.3 billion in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients

Virtus Advisers, LLC (“VA”), an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VA operates through its Virtus Multi-Asset division in sub-advising the respective Fund. The Virtus Multi-Asset division of VA pursues differentiated investment solutions, strategies, and outcomes across asset classes, regions, factors, sectors, industries, currencies, and securities. As of September 30, 2025, VA had approximately $629 million in aggregate assets under management. As of September 30, 2025, the Virtus Multi-Asset division of VA had approximately $78 million in assets under management.

Duff & Phelps, Silvant and VA have each served as the respective Fund’s sub-adviser since the commencement of the Fund’s operations pursuant to a sub-advisory agreement with the respective sub-adviser and VIA, as approved by the Board. Each sub-adviser makes day-to-day investment decisions for each respective Fund and selects broker-dealers for executing portfolio transactions, subject to its best execution obligations and the Trust’s and the respective sub-adviser’s brokerage policies. VIA, however, will continue to have overall responsibility for the management and investment of the assets and responsibility for all advisory services furnished by each sub-adviser and will supervise each sub-adviser in the performance of its duties for each respective Fund pursuant to written policies and procedures designed to prevent violations of applicable laws and regulations, Board procedures, and the provisions of each Fund’s prospectus and SAI, as supplemented from time to time.

Sub-Adviser Compensation. For services provided to each of Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, and Virtus Silvant Small/Mid Growth ETF, VIA will pay the respective sub-adviser a fee, payable monthly in arrears, equal to 50% of the net advisory fee payable by the respective Fund to VIA for such month. For services provided to Virtus Silvant Growth Premium Income ETF, the Adviser will pay Silvant and VA a fee, payable monthly in arrears, equal to 40% and 10%, respectively, of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by a Fund to VIA for investment advisory services under VIA’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under VIA’s unified fee arrangement. In the event that VIA waives all or a portion of its fee pursuant to an applicable waiver agreement, then the respective Sub-Adviser will waive its fee in the same proportion as VIA.

Disclosure Regarding Advisory and Sub-Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement and investment sub-advisory agreement for each Fund will be available in the Fund’s reports filed on Form N-CSR for its initial fiscal period. You may obtain a copy of the Fund’s annual and semi-annual reports, without charge, upon request to the Fund.

MANAGER OF MANAGERS STRUCTURE

The SEC has granted exemptive relief that permits VIA, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of each Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers without shareholder approval. Under this structure, VIA has ultimate responsibility, subject to oversight by the Board, to oversee such sub-advisers and recommend to the Board their hiring, termination, and replacement. The structure does not permit investment advisory fees paid by a Fund to be increased without shareholder approval, or change VIA’s obligations under the investment advisory agreement, including VIA’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.

PORTFOLIO MANAGERS

The following employees are the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and has served in such positions since the inception of each Fund’s operations.

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Duff & Phelps

●	Frank Haggerty, Jr., CFA, Portfolio Manager

Mr. Haggerty joined Duff & Phelps in 2005 and serves as Senior Managing Director and Senior Portfolio Manager. Prior to joining Duff & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management. He holds an M.B.A. with distinction from the Kellstadt Graduate School of Management at DePaul University and a B.S. in business administration and management from Illinois State University.

●	Jason Ren, CFA, Portfolio Manager

Mr. Ren joined Duff & Phelps in 2012 and serves as Senior Global Analyst and Portfolio Manager. Prior to joining Duff & Phelps in 2012, Mr. Ren served as a senior equity analyst at Morningstar, where he co-managed REIT coverage. He holds a B.A. in economics and history cum laude from Williams College.

●	Shalini Sharma, CFA, CPA, Portfolio Manager

Ms. Sharma joined Duff & Phelps in 2000 and serves as Senior Portfolio Manager. Prior to joining Duff & Phelps in 2000, she was an Associate Director and Statistical Coordinator at Brinson Partners. She holds a BS degree from the University of New Delhi and an MBA from Loyola University of Chicago.

Silvant

●	Michael A. Sansoterra, Portfolio Manager

Mr. Sansoterra is Chief Investment Officer, Managing Director, and Senior Portfolio Manager at Silvant. He joined Silvant in 2007 through its predecessor firm, Trusco Capital Management. Previously, he was at Principal Global Investors, where he held several positions during his tenure there, including portfolio manager of large cap diversified growth, director of research for large/mid-cap domestic equities, and senior equity analyst. Mr. Sansoterra earned a B.S. in economics from The University of Michigan.

●	Sandeep Bhatia, Portfolio Manager

Mr. Bhatia is a Managing Director and Senior Portfolio Manager at Silvant. He joined Silvant in 2007 through its predecessor firm, Trusco Capital Management. Previously, Mr. Bhatia served as a senior research analyst for Eagle Asset Management, focusing on the healthcare sector; worked as a sell-side senior equity research analyst in the healthcare sector at Piper Jaffray; and worked as an equity research analyst at Dain Rauscher Wessels. Mr. Bhatia earned an M.B.A. with High Honors from the University of Chicago with a concentration in finance, a Ph.D. in chemical engineering from Iowa State University, and a Bachelor of Technology degree in chemical engineering from the Indian Institute of Technology.

●	Brandi Allen, Portfolio Manager

Ms. Allen is a Managing Director and Portfolio Manager at Silvant. Prior to joining what is now Silvant in 2006, Ms. Allen worked at Oak Associates as co-portfolio manager of a healthcare biotech fund and a small-cap growth fund. Ms. Allen has been working in the investment industry since 1997, focusing on healthcare and portfolio management. She earned a B.B.A. with honors in Finance from Ohio University and an M.B.A. from Case Western Reserve University.

●	Greg Frasca, Portfolio Manager

Mr. Frasca serves as a Sector Portfolio Manager at Silvant. Prior to joining Silvant in 2019, Mr. Frasca owned a real estate and consumer finance company. From 2013 to 2015, he was an analyst covering the healthcare and consumer sectors, working at Fortress Investment Group with his former Goldman Sachs Asset Management partners. Mr. Frasca earned a B.S. from Binghamton University and his Masters of Business Administration from Emory University.

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Virtus Multi-Asset

●	Paul Pietranico, CFA, Portfolio Manager

Mr. Pietranico is Chief Investment Officer and Senior Managing Director of Virtus Multi-Asset, which he joined in 2022. Previously, he was a Director and Senior Portfolio Manager, with the Multi Asset US team at Allianz Global Investors, which he joined in 2005, where he was a voting member of the global Multi Asset Investment Committee and managed active allocation, multi asset income and unconstrained strategies. He previously worked at Charles Schwab & Co. in the Schwab Center for Investment Research, focusing on asset allocation, manager research and quantitative modeling. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy, and an M.S. in engineering economic systems and operations research from Stanford University.

●	Heather Bergman, Portfolio Manager

Ms. Bergman is a Senior Portfolio Manager and Managing Director at Virtus Multi-Asset, which she joined in 2022. Previously, she was a portfolio manager and a director with the Multi Asset US team at Allianz Global Investors, which she joined in 2011 and where she managed active allocation strategies. Ms. Bergman previously taught at UCLA. Before that, she was an analyst at a global hedge fund. Ms. Bergman has a B.A. from Georgetown University, an M.A. from Columbia University and a Ph.D. in international political economy from the University of California, Los Angeles.

●	Michael Rothstein, CFA, Portfolio Manager

Mr. Rothstein is a Senior Portfolio Manager and Managing Director at Virtus Multi-Asset, which he joined in 2022. Prior to joining Virtus in 2022, Mr. Rothstein was head of product specialists for the Multi Asset US team at Allianz Global Investors, and a portfolio manager with Allianz Global Investors, which he joined in 2007. Prior to joining Allianz Global Investors, he was a Financial Advisor at AG Edwards & Sons Inc. Mr. Rothstein earned a B.S. in finance from Ramapo College and an M.B.A in statistics from Baruch College.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

BOARD OF TRUSTEES

Each Fund is a non-diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

OPERATIONAL ADMINISTRATOR

Virtus ETF Solutions LLC (the “Administrator”), located at 1301 Avenue of the Americas, 14th Floor, New York, New York 10019, serves as each Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and each Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other, and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

ACCOUNTING SERVICES ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as each Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTOR

VP Distributors, LLC (the “Distributor”), located at One Financial Plaza, Hartford, CT 06103, serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and each Fund.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust and the Independent Trustees.

EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of a Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

INVESTING IN THE FUND

DISTRIBUTION AND SERVICE PLAN

The Board has adopted on behalf of the Fund a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser, sub-advisers, and their affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares for each Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in a Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in each Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of a Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain market quotations.

The Board has designated the Adviser to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, securities and assets for which market quotations are not readily available or which cannot be accurately valued using a Fund’s normal pricing procedures are valued by the Adviser at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to a Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and the sub-advisers on a regular basis regarding the need for fair value pricing. Fair value pricing is intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Shares, respectively, than you would have otherwise received if the portfolio security were priced using a Fund’s normal pricing procedures, which could result in the market prices for Shares deviating from NAV. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

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Foreign securities not denominated in U.S. dollars are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. If securities in which a Fund invests are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its Shares, the NAV of the Shares may change on days when you will not be able to purchase or redeem Shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on a Fund’s website.

FREQUENT TRADING

Unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and the vast majority of trading in the Shares occurs on the secondary market. Because secondary market trades do not involve a Fund directly, those trades are unlikely to cause many of the harmful effects of frequent purchases and redemptions of Shares, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. In addition, direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also imposes transaction fees on purchases and redemptions of Creation Units by Authorized Participants, which are designed to offset the Fund’s transaction costs associated with issuing and redeeming Creation Units. Given this structure, the Board determined that it is not necessary to adopt policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units. Each Fund also reserves the right to reject any redemption order in accordance with applicable law.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to a Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to shareholders. Each Fund expects to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by a Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

FEDERAL INCOME TAXES

FUND DISTRIBUTIONS

Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. Because the income of each Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends reported by the Fund is anticipated to be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

SALE OF FUND SHARES

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAX TREATMENT OF FUND SHAREHOLDERS

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by a Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the Internal Revenue Service (“IRS”), which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in a Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

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WITHHOLDING

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

CREATION UNITS

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund. For additional information, see the “Taxation” section of the Statement of Additional Information.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.virtusetfs.com. The website for the Funds contain the following information, on a per-Share basis, for the Funds: (i) the prior Business Day’s NAV and market price; (ii) the 30-day median bid-ask spread; (iii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iv) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (v) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust discloses on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

Each Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by SEC rule or an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

Each Fund is newly organized and therefore has not yet had any operations prior to the date of this Prospectus.

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ADDITIONAL INFORMATION

If you would like more information about the Trust, the Funds or the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports; Form N-CSR Filed with the SEC

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports and in Form N-CSR filed with the SEC. Once available, you will find in the Funds’ annual report a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the prior fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information

Additional information about each Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

To receive a free copy of the Fund’s SAI, annual and semi-annual reports , financial statements or other information about the Fund, or to make inquiries about the Fund, please call the Fund toll-free at (888) 383-0553. You can also access and download the SAI and the most recent annual and semi-annual reports and financial statements without charge at the Fund’s website at www.virtusetfs.com or by written request to the Fund at the address below.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553

By mail:	Virtus ETF Trust II 1301 Avenue of the Americas, 14th Floor New York, NY 10019

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtusetfs.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Funds. You may also request that householding be eliminated from all your required mailings.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund or its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078

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STATEMENT OF ADDITIONAL INFORMATION

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF (Ticker: DPRE)

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF (Ticker: VGRO)

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF (Ticker: VSPI)

VIRTUS SILVANT SMALL/MID GROWTH ETF (Ticker: SSMG)

 EXCHANGE: NYSE Arca, Inc.

December 22, 2025

each a series of

Virtus ETF Trust II
1301 Avenue of the Americas, 14th Floor
New York, NY 10019
Telephone: (888) 383-0553

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus (“Prospectus”) dated December 22, 2025 for the Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, and Virtus Silvant Small/Mid Growth ETF (each, a “Fund” and together, the “Funds”), each a series of Virtus ETF Trust II (the “Trust”), which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

The Funds’ financial statements are not presented for the Funds since the Funds are newly formed and had not yet commenced operations prior to the date of this SAI. Once available, you may obtain a copy of the Funds’ financial statements and Form N-CSR at no charge by request to the Funds at the address or phone number noted below. A copy of the Prospectus for the Funds may be obtained, without charge, by calling (888) 383-0553 or visiting www.virtusetfs.com, or writing to the Trust, c/o VP Distributors, LLC, One Financial Plaza, Hartford, CT 06103.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDs

The Trust was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following investment portfolios: Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, Virtus Silvant Small/Mid Growth ETF, Virtus U.S. Small Cap Growth ETF (Ticker: VSCG), Virtus International Small Cap ETF (Ticker: VSIS), Virtus Emerging Markets Equity ETF (Ticker: VSEM), Virtus U.S. Dividend ETF (Ticker: VUS), Virtus International Dividend ETF (Ticker: VDI) and Virtus Emerging Markets Dividend ETF (Ticker: VEM), Virtus IG Public & Private Credit ETF (Ticker: IGY), Virtus AlphaSimplex Global Macro ETF (Ticker: ASGM), Virtus Stone Harbor International Bond ETF (Ticker: XUSY), Virtus Seix AAA Private Credit CLO ETF (Ticker: PCLO), Virtus AlphaSimplex Managed Futures ETF (Ticker: ASMF), Virtus Duff & Phelps Clean Energy ETF (Ticker: VCLN), Virtus KAR Mid-Cap ETF (Ticker: KMID), Virtus Newfleet Short Duration High Yield Bond ETF (Ticker: VSHY), Virtus Newfleet Securitized Income ETF (Ticker: VABS), Virtus Newfleet Short Duration Core Plus Bond ETF (Ticker: SDCP), Virtus Seix Senior Loan ETF (Ticker: SEIX), Virtus Stone Harbor Emerging Markets High Yield Bond ETF (Ticker: VEMY) and Virtus Terranova U.S. Quality Momentum ETF (Ticker: JOET). Other portfolios may be added to the Trust in the future. Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus AlphaSimplex Global Macro ETF, Virtus Stone Harbor International Bond ETF, Virtus Seix Senior Loan ETF, and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are classified as a non-diversified management investment company under the 1940 Act, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. The shares of each Fund are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933 (the “Securities Act”).

The investment adviser for the Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, and Virtus Silvant Small/Mid Growth ETF (each, a “Fund” and collectively, the “Funds”) is Virtus Investment Advisers, LLC (“VIA” or “Adviser”). The sub-adviser for Virtus Duff & Phelps Real Estate Income ETF is Duff & Phelps Investment Management Co. (“DPIM”) and the sub-adviser for Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, and Virtus Silvant Small/Mid Growth ETF is Silvant Capital Management LLC (“Silvant”). Virtus Advisers, LLC (“VA”), operating through its Virtus Multi-Asset division, is also the sub-adviser for Virtus Silvant Growth Premium Income ETF. (Duff, Silvant and VA each, a “Sub-Adviser” and collectively, the “Sub-Advisers). References to the “Sub-Adviser” shall mean Duff, Silvant or VA, as the case may be, with respect to the applicable Fund. The Sub-Adviser is an affiliate of the Adviser.

Each Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for cash or a basket of equity securities included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are generally redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of Shares and are available only to certain large institutions, referred to as “Authorized Participants”, that enter into agreements with VP Distributors, LLC (the “Distributor”). In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

FUND NAME AND INVESTMENT POLICY. Each Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in a particular type of investment. For this Names Rule Policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket of the Names Rule Policy if they have economic characteristics similar to the other investments included in the basket. To the extent sufficient information is reasonably available, a Fund will also consider the holdings of any ETF and other U.S. registered investment companies in which it invests when determining compliance with the Fund’s Names Rule Policy. The Fund’s Names Rule Policy is not a “fundamental” policy, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given notice at least 60 days prior to any change by the Fund of its Names Rule Policy.

EXCHANGE LISTING AND TRADING

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for the Funds to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund if (i) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act, (ii) following the initial 12-month period after commencement of trading of Fund Shares, there are fewer than 50 beneficial holders of Shares of the Fund, (iii) any other applicable listing requirements set forth in the Exchange’s listing rules are not continuously maintained, or (iv) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Funds.

OTHER INVESTMENT POLICIES

The following policies supplement each Fund’ investment objective and policies as described in the Prospectus for the Funds.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that each Fund’s investment program will be successful. Investors should carefully review the descriptions of each Fund’s investments and its risks in this SAI and the Prospectus.

BORROWING. Each Fund may, subject to the restrictions of the 1940 Act, borrow money from banks for investment purposes or as a temporary measure. For example, a Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund should ever borrow money under these conditions, such borrowing could increase a Fund’s costs and thus reduce the value of the Fund’s assets. The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all such borrowings, and provided further that, in the event that a Fund’s asset coverage at any time falls below 300%, the Fund reduces its existing borrowings (within three days, excluding Sundays and holidays) to the extent necessary to comply with the foregoing limitation.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), CLOs and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Investments in a CLO organized outside of the United States may not be deemed to be foreign securities if the CLO is collateralized by a pool of loans, a substantial portion of which are U.S. loans. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For CBOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

CONVERTIBLE SECURITIES. A Fund may invest directly or indirectly in securities convertible into common stock if, for example, its sub-adviser believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by a Fund include convertible bonds, convertible preferred stocks and warrants. Convertible securities are subject to risks associated with the performance of the company underlying the securities, as well as the underlying instruments. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

COMMODITIES-RELATED INVESTING. Commodity-related companies may underperform the stock market as a whole. The value of securities issued by commodity-related companies maybe affected by factors affecting a particular industry or commodity. The operations and financial performance of commodity- related companies may be directly affected by commodity prices, especially those commodity-related companies that own the underlying commodity. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by commodity-related companies are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of commodity and natural resources companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for commodity-related companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. Certain types of commodities instruments (such as commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Commodities may include, among other things, oil, gas, coal, alternative energy, steel, timber, agricultural products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, a Fund may invest in companies principally engaged in the commodities industries (such as mining, dealing or transportation companies) with significant exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. In order to qualify for the special U.S. federal income tax treatment accorded regulated investment companies and their shareholders described in “Taxation” below, a Fund must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualifying income”). Income from certain commodity-linked investments does not constitute qualifying income to the Fund. The tax treatment of certain other commodity-linked investments is not certain, in particular with respect to whether income and gains from such investments constitute qualifying income. If such income were determined not to constitute qualifying income and were to cause the a Fund’s non-qualifying income to exceed 10% of the Fund’s gross income for any year, the Fund would fail the 90% gross income test and fail to qualify as a regulated investment company unless it were eligible to and did pay a tax at the Fund level. Each Fund’s intention to so qualify can therefore limit the manner in or extent to which the Fund seeks exposure to commodities.

DERIVATIVE INSTRUMENTS. A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices. A Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act and rules thereunder. Additionally, Virtus Investment Advisers, LLC has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”), with respect to each Fund. Therefore, with respect to each Fund, its Adviser is not subject to regulation or registration as a commodity pool operator under the CEA.

Legal and regulatory changes may substantially affect over-the-counter (“OTC”) derivatives markets, and such changes may impact a Fund’s use of such instruments. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010 (the “Dodd-Frank Act”), provides for the regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from a Fund with respect to such derivatives. Specifically, these regulations require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps have been adopted.

Options. An option is a contract that gives the purchaser the option, in return for the premium paid, the right, but not the obligation, to buy from or sell to the writer of the option at the exercise price during the term of the option or on a specific date, the security, currency, or other instrument underlying the option. A Fund may write call and put options on securities, ETFs or security indexes to seek income or may purchase or write put or call options for hedging purposes. Options may either be listed on an exchange or traded in over-the-counter markets.

Although not required to do so, a Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying asset above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying asset decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (if not cash settled) the underlying asset at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying asset, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain the Funds’ open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures commission merchant (“FCM”) an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the FCM will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the FCM will pay the excess to a Fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, then the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, then the full margin amount and the amount of the gain are paid to a Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund will incur brokerage fees when it purchases and sell futures contracts, and margin deposits must be maintained at all times when a futures contract is outstanding. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying assets whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in an index future, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for the securities on which the future is based. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. Futures can be volatile instruments and involve certain risks. If the sub-adviser applies a hedge in a Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return. A Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid market.

In general, a Fund will not purchase or sell futures contracts unless (A) the sum of the amounts of initial margin deposits and premiums required to establish such positions on the Fund’s existing futures would not exceed 5% of the liquidation value of the Fund’s portfolio or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions determined at the time the most recent position was established does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.

Additional Information Regarding Leverage. Certain derivatives involve leverage; that is, the amount invested may be less than the full economic exposure of the derivative instrument, and a Fund could lose more than the amount invested. The leverage involved in certain derivative transactions may result in a Fund’s NAV being more sensitive to changes in the value of the related investment.

EQUITY SECURITIES.

Direct and Indirect Common Stock. A Fund may invest in equity securities, both directly and indirectly through investments in shares of ETFs and other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of a Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of a Fund’s portfolio may also include preferred stocks, convertible preferred stocks, convertible bonds and other equity securities. Prices of equity securities in which a Fund may invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates and specific industry changes. Such price fluctuations subject a Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange-Traded Products (“ETPs”). A Fund may invest in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and other ETPs. The shares of an ETF may be assembled in a block (e.g., 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETPs other than ETFs are issued in shares or units, and trade on exchanges like ETFs.

There is a risk that the underlying ETPs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETPs, such as the trustees or sponsors, to close or otherwise fail to perform their obligations to the ETPs. Also, because the ETPs in which a Fund invests may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETPs may terminate if such license agreements are terminated. In addition, an ETP may terminate if its net assets fall below a certain amount. Although a Fund believes that, in the event of the termination of an underlying ETP, it will be able to invest instead in shares of an alternate ETP with a similar strategy, there is no guarantee that shares of an alternate ETP would be available for investment at that time.

Investments in ETPs involve certain inherent risks generally associated with investments in conventional registered investment companies (e.g., mutual funds) that hold a portfolio of securities including, without limitation: (1) risks that the general level of security prices for the ETP’s investment strategy may decline, thereby adversely affecting the value of each share or unit of the ETP; (2) an index-based ETP may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETP and the index with respect to the weighting of securities or number of stocks held; and (3) an index-based ETP may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based.

In addition, ETPs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETP’s shares may trade at a discount to its NAV; (2) an active trading market for an ETP’s shares may not develop or be maintained; (3) trading of an ETP’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETP shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETPs are also subject to the risks of the underlying securities or sectors in which the ETP is designed to track or invest.

Investments in Companies with Business Related to Commodities. A Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Money Market Funds. In order to maintain sufficient liquidity, for cash management purposes, or to implement investment strategies, a Fund may invest a portion of its assets in shares of one or more money market funds. Generally, money market funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. In addition, a Fund will incur additional indirect expenses to the extent it invests in shares of money market funds due to acquired fund fees and other costs.

Other Investment Companies. Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, each Fund is subject to the 3% Limitation unless (i) permitted by SEC rule to exceed the 3% Limitation; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such SEC rule.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent a Fund from allocating its investments in the manner that a sub-adviser considers optimal, or cause a sub-adviser to select a similar basket of securities (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) or a similar index-based mutual fund or other investment company as an alternative. A Fund’s investments in other investment companies will be subject to the same 3% Limitation described above.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including, without limitation, dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Real Estate Securities. A Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. A Fund may also invest in readily marketable interests issued in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including, without limitation, risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

A Fund may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Mortgage REITs. Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.

Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Equity REITs. Certain REITs may make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which a Fund invests to decline.

Warrants and Rights. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

FOREIGN SECURITIES. Each Fund may invest directly or indirectly in foreign equity securities traded on U.S. exchanges, in over-the-counter markets or in the form of depositary receipts as described below. Each Fund may also invest in foreign currency and foreign currency-denominated securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards, including recordkeeping standards, comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other governmental intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. From time to time, certain companies in which a Fund invests may operate (a) in, or have dealings with, countries subject to sanctions, embargoes or other government actions imposed by the U.S. Government or the United Nations and/or (b) in countries the U.S. Government has identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance or a Fund’s ability to invest or hold securities of such companies. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanction, which could also negatively affect the company’s performance. There is no assurance that the sub-adviser will be able to anticipate these potential events or counter their effects.

China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Hong Kong Investment Risk. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Depositary Receipts. American Depositary Receipts (“ADRs”) provide a method whereby a Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that participates in a sponsored program. Generally, ADRs are designed for use in the U.S. securities markets, and are denominated in U.S. dollars, while the underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR and, therefore, the value of a Fund’s portfolio, either positively or negatively (i.e., foreign currency risk). In addition to foreign currency risk, ADRs present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political, economic or legal developments in the company’s home country (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), withholding taxes on dividend or interest payments or capital transactions or other restrictions. In addition, although the ADRs in which a Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, a Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

A Fund may also invest in Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets.

Emerging Market Securities. An “emerging market” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Investing in emerging markets involves greater risks and uncertainties than in more established markets, such as exposure to potentially unstable governments, the risk of nationalization of business, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. In addition, the securities markets of emerging market countries (and participants in those markets) are typically subject to less government supervision and regulation, and possible arbitrary and unpredictable enforcement of securities regulations and other laws, as well as differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers and difficulty in obtaining and/or enforcing a judgement in a court outside of the United States. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other developed countries. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. A limited number of issuers in emerging markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. The inability of a Fund to dispose fully and promptly of positions in declining markets would cause the Fund’s NAV to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Foreign Currency Transactions. Investments in foreign securities involve currency risk. A Fund may engage in various transactions to hedge currency risk, but is not required to do so. The instruments a Fund may use for this purpose include, forward foreign currency contracts, foreign currency futures contracts and options on foreign currencies.

A forward foreign currency contract is an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price established at the time of the contract. These contracts are entered into directly between currency traders and their customers. A Fund may use these contracts to purchase or sell a foreign currency for the purpose of locking in the U.S. dollar price of foreign securities the Fund has agreed to purchase or the amount in U.S. dollars that the Fund will receive when it has sold foreign securities.

Currency futures contracts are similar to forward currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. A Fund may purchase or sell foreign currency futures contracts to protect against fluctuations in the U.S. dollar values of foreign securities. For example, a Fund may sell a futures contract on a foreign currency when it holds securities denominated in that currency and it anticipates a decline in the value of that currency relative to the U.S. dollar. If such a decline were to occur, the resulting adverse effect on the value of the foreign-denominated securities may be offset, in whole or in part, by gains on the futures contract.

A currency option is the right - but not the obligation- to buy (in the case of a call) or sell (in the case of a put) a set amount of one currency for another at a predetermined time in the future. The two parties to a currency option contract are the option buyer and the option seller/writer. The option buyer may, for an agreed upon price, purchase from the option writer a commitment that the option writer will sell (or purchase) a specified amount of a foreign currency upon demand. The option extends only until the stated expiration date. The rate at which one currency can be purchased or sold is one of the terms of the option and is called the strike price. The total description of a currency option includes the underlying currencies, the contract size, the expiration date, the strike price and whether the option is an option to purchase the underlying currency (a call) or an option to sell the underlying currency (a put). There are three types of option expirations, American-style, European-style and Bermuda-style. American-style options can be exercised on any business day prior to the expiration date. European-style options can be exercised at expiration only. Bermuda-style options can be exercised at the date of expiration, and on certain specified dates that occur between the purchase date and the date of expiration.

The use of foreign currency transactions involves risks, including the risk of imperfect correlation between movements in futures or options prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions also depends on the ability of the sub-adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the sub-adviser’s judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures and options contracts, including: the risk of an illiquid market and the risk of adverse regulatory actions. Any of these factors may cause a Fund to lose money on its foreign currency transactions.

FIXED INCOME SECURITIES.

Asset-Backed Securities. A Fund may invest in asset-backed securities backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically, asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases, asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. A Fund may invest in other asset-backed securities (e.g., equipment trust certificates), including those that may be developed in the future.

Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including, without limitation, the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”). CMOs are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMO’s collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including, without limitation, prepayments) monthly, quarterly, or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect a Fund’s share price. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. A sub-adviser will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objective and policies of a Fund.

Corporate and Municipal Debt Securities. Corporate and municipal debt securities purchased by a Fund may be of any credit quality, maturity or yield. Accordingly, a Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”) or, if not rated, deemed to be of equivalent quality in the Adviser’s opinion). In addition, a Fund’s debt securities may include lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV. These risks can reduce the value of a Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While a sub-adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Credit Default Swaps. A Fund may invest in credit default swaps (“CDSs”) (including, without limitation, contracts on individual securities and index credit default swaps, which are contracts on baskets or indices of securities). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which a Fund invests. As a result, a Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, a Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, a Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. A Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, a Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose a Fund to counterparty risk. In the event of the insolvency of the counterparty, a Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, a Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When a Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when a Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent a Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund’s return may be adversely affected.

To the extent a CDS requires a Fund to settle physically the defaulted reference obligation, a Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, a Fund’s exposure to credit risk with respect to the CDS increases.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether a Fund enters into a long or short swap, respectively). A Fund’s position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. A Fund may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities (“Underlying Securities”). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. A Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.

Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until a Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. A Fund’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. A Fund’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. A Fund’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

Debentures. A debenture is a long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. Each Fund may invest in all types of debentures, including, without limitation, corporate and government debentures.

Demand Notes. Variable and Floating Rate Demand Notes are notes that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Variable rate demand notes have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. These formulas are designed to result in a market value for the Variable Rate Demand Note or Floating Rate Demand Note that approximates its par value. Variable and Floating Rate Demand Notes are subject to interest rate risks.

Equipment Trust Certificates. A Fund may invest in equipment trust certificates which are a type of asset-backed security that represents undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The debt issue is secured by the equipment or physical assets, as the title for the equipment is held in trust for the holders of the issue. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

Inverse Floaters. Inverse floaters are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to a Fund if A sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Mortgage-Backed Securities. Mortgage-backed securities may or may not be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities are interests in pools of residential or commercial mortgage loans, including, without limitation, mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by private entities or various governmental and government-related entities. The value of some mortgage-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities investments, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of a sub-adviser to forecast interest rates and other economic factors correctly. Prepayment risk is a major risk of mortgage-backed securities.

Mortgage Pass-Through Certificates. Obligations of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”) include direct pass-through certificates representing undivided ownership interests in pools of mortgages. A Fund may invest in such certificates, which are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Other Mortgage Related Securities. In addition to the mortgage pass-through securities and the CMOs mentioned above, a Fund may also invest in other mortgage derivative products. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the share price of the Fund to fluctuate more and to fall. Governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Fund may consider making investments in such new types of mortgage-related securities.

Private Activity Bonds. Private activity bonds are generally revenue bonds payable not from general taxes, but from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, that do not generally carry the pledge of the credit of the issuing municipality. Interest paid from passive activity bonds is generally taxable as ordinary income and, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. Sizable investments in these obligations could involve an increased risk to a Fund should any of the related facilities experience financial difficulties. The obligations of issuers may become subject to laws enacted in the future by Congress, state legislatures, or local governments of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. STRIPS are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If a Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Zero Coupon Securities. A Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID AND RESTRICTED INVESTMENTS. Illiquid investments are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund may invest up to 15% of its net assets in illiquid investments. Historically, illiquid investments have included those subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act (“restricted securities”), investments that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such investments may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.

Although the investments described in this section generally will be considered illiquid, an investment’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the investment and therefore these investments may be determined to be liquid in accordance with guidelines established by the Board. The Trustees have delegated to the Adviser the determination of the liquidity of such investments in a Fund’s portfolio as administrator of the Fund’s liquidity risk management program. The Adviser will take into account relevant market, trading and investment-specific considerations when determining whether an investment is illiquid.

If illiquid investments exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid investments. Because illiquid investments may not be readily marketable, the Adviser may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments held by a Fund may cause the NAV of the Fund to decline. An investment that is determined by an Adviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

A Fund may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the Securities Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.

Restricted securities ordinarily can be sold by a Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

A Fund’s difficulty valuing and selling restricted securities and illiquid investments may result in a loss or be costly to a Fund. If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines adopted by the Trust on behalf of the Fund.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities which the Fund has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, the Fund will consider relevant facts and circumstances. A Fund may not lend securities to any company affiliated with an Adviser to the Fund. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral, or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay a Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MARKET VOLATILITY RISK. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. For example, the recent spread of a novel coronavirus known as COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region has the potential to adversely impact Fund investments. Recent examples of such events include Hamas’ attack on Israel in October of 2023, and the ensuing conflict in the Middle East. Additionally, Russia began a large-scale invasion of Ukraine in February 2022, which has led to various countries, including the United States, imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities, and the value and liquidity of Russian securities and the Russian currency have experienced significant declines. Russia’s military incursion and resulting sanctions (and other consequences related to the invasion, such as boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals) could have a severe adverse effect on the region’s economies and more globally, including significant negative impacts on the financial markets for certain securities and commodities, such as oil and natural gas, and thus could further decrease the value and liquidity of a Fund’s investments. The extent and duration of military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial and prolonged. Policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. For example, some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, including the imposition of tariffs. The rise in protectionist trade policies, with potential changes to some international trade agreements, may affect the global economy in ways that cannot be presently foreseen. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions.

MONEY MARKET INSTRUMENTS. A Fund may invest directly and indirectly in money market instruments, including, without limitation, U.S. Government obligations or corporate debt obligations (including, without limitation, those subject to repurchase agreements). Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Master Notes. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. A Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is deemed to be of equivalent quality. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. The interest rate on a Master Note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master Notes are generally illiquid and therefore subject to a Fund’s percentage limitation for illiquid investments.

SHORT SALES. A Fund may enter into short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs, and then sell the borrowed security to a buyer in the market. A Fund will cover its short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.

In addition, a Fund may make short sales “against the box,” which occur when the Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including, without limitation, interest, in connection with opening, maintaining and closing short sales against the box.

U.S. GOVERNMENT SECURITIES. A Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as GNMA as well as obligations of U.S. government authorities, agencies and instrumentalities such as FNMA, FHLMC, Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. A Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient liquid assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if such action was determined to be appropriate. In such a case, a Fund could incur a short-term gain or loss.

TEMPORARY DEFENSIVE POSITIONS. A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, a Fund may also hold up to 100% of its portfolio in cash and cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

CYBERSECURITY RISK. A Fund, like all companies, may be susceptible to operational and information security risks, or risks of catastrophic systems failures by critical service providers. Cybersecurity incidents can also result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Funds’ operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks. Cybersecurity or critical systems failures or breaches of a Fund, its service providers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, impact business operations and impede trading, potentially resulting in financial losses, the inability of Authorized Participants to process transactions, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. A Fund and its shareholders could be negatively impacted as a result.

INVESTMENT LIMITATIONS

FUNDAMENTAL RESTRICTIONS. Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting Shares. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

As a matter of fundamental policy, each Fund may not:

(1)	issue senior securities, except as permitted by the 1940 Act;

(2)	borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;

(3)	pledge, mortgage or hypothecate its assets;

(4)	act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	make loans, provided that the Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets;

(6)	purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)	invest more than 25% of its total assets in any particular industry or group of industries, except that the Virtus Duff & Phelps Real Estate Income ETF will concentrate (as that term may be defined or interpreted under the 1940 Act and the rules and regulations promulgated thereunder) its investments in the real estate industry; and

(8)	invest in commodities.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1)	purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)	make investments for the purpose of exercising control or management over a portfolio company;

(3)	invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs; or

(5)	purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing covered put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction regarding concentration in a particular industry, (i) securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although, to the extent sufficient information is reasonably available, a Fund will consider the holdings of an underlying registered investment company in applying its concentration policy), (ii) if a Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) any loan in which a Fund invests will be considered an investment in the industry in which the underlying borrower of the loan is included.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by a Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the supervision and oversight of the Funds. The Board approves all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; reviews the performance of the Funds; and oversees the business activities of the Funds. This section of the SAI provides information about the persons who serve as trustees (“Trustees”) and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their years of birth and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1301 Avenue of the Americas, 14th Floor, New York, NY 10019.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception	Chief Executive Officer and Chief Compliance Officer (since 2024), Disruptive Securities LLC; General Counsel and Chief Compliance Officer (since 2021), Sanctuary Securities, Inc. and Sanctuary Advisors, LLC; Chief Compliance Officer (since 2020), 1776 Wealth, Inc.; General Counsel and Chief Compliance Officer (since 2019), Bruderman Brothers, LLC and Bruderman Asset Management, LLC; Chief Compliance Officer (since 2018), Netrex Capital Markets, LLC; Chief Executive Officer (since 2018), Final Compliance; and Chief Compliance Officer (since 2018), Knight Vinke.	33*	Trustee (since 2016), ETFis Series Trust I (10 portfolios)

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
James A. Simpson Year of Birth: 1970	Trustee	Since Inception	President (since 2009), ETP Resources, LLC (a financial services consulting company).	33*	Trustee (since 2018), Asset Management Fund (5 portfolios); Trustee (since 2013), ETFis Series Trust I (10 portfolios)
Robert S. Tull, Jr. Year of Birth: 1952	Trustee	Since Inception	President (since 2017), Procure Holdings, Procure Expertise and Procure Innovations; Owner (since 2017), Pegassets LLC IP licensing of EAM; Equity Owner (since 2018), Turing Technology Associates.	33*	Trustee (since 2015), Virtus ETF Trust I (10 portfolios); Trustee (since 2017), Procure Holdings, Procure Expertise and Procure Innovations; and Board member (since 2018), LGBTQ Loyalty Holdings Inc.
INTERESTED TRUSTEE**
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc, and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	111	***
OTHER EXECUTIVE OFFICERS
W. Patrick Bradley	Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer	Since August 2025	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Member (2022 to 2025), BNY Mellon Asset Servicing Client Advisory Board.	N/A	N/A

*	As of the date of the issuance of this report, the Independent Trustees oversee 23 portfolios of Virtus ETF Trust II and 10 portfolios of ETFis Series Trust I.

**	As of the date of the issuance of this report, Mr. Aylward oversees 111 portfolios in the Virtus fund complex.

***	He has held the following “Other Directorships” during the past five years: Director (since 2023), Stone Harbor Investment Funds plc (9 sub-funds), Stone HarborGlobal Funds plc (2 sub-funds) and Virtus Global Funds ICAV (9 sub-funds); Member (since 2021), Board of Governors of the Investment Company Institute;and Director (since 2013), Virtus Global Funds, plc (5 sub-funds).

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Timothy Branigan Year of Birth: 1976	Fund Chief Compliance Officer Deputy Fund Chief Compliance Officer Assistant Chief Compliance Officer	Since 2022 February 2022 to June 2022 2020 to 2022	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
Matthew B. Brown Year of Birth: 1977	Vice President	Since inception	Executive Managing Director (since 2015), Virtus ETF Solutions, LLC; Vice President (since 2013), ETFis Series Trust I; and Vice President (since 2015), Virtus ETF Trust II.	N/A	N/A
Mary Byra Year of Birth: 1969	Vice President, ETF Controller	Since August 2025	Managing Director (since 2015), Virtus ETF Solutions LLC.	N/A	N/A
Daphne Chisolm Year of Birth: 1969	Chief Legal Officer and Secretary	Since May 2023	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
Brinton W. Frith Year of Birth: 1969	Vice President Treasurer and Chief Financial Officer	Since August 2025 2015 to August 2025	President (2013-2024), Virtus ETF Advisers LLC; Vice President (since 2016) and Managing Director (since 2013), Virtus ETF Solutions, LLC; Treasurer and Chief Financial Officer (2013 to August 2025), ETFis Series Trust I; and Treasurer and Chief Financial Officer (2015 to August 2025), Virtus ETF Trust II.	N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Amy Hackett Year of Birth: 1968	Vice President and Assistant Treasurer	Since August 2025	Vice President (since 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
Suneeta Krishnan Year of Birth: 1965	Vice President and Assistant Treasurer	Since August 2025	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
Diana Perlman Year of Birth: 1972	Anti-Money Laundering Compliance Officer	Since August 2025	Deputy Chief Compliance Officer (since 2023), VP Distributors, LLC; and Vice President and Compliance Manager (2017 to 2023), State Street Global Markets LLC	N/A	N/A
Julia Short Year of Birth: 1972	Senior Vice President	Since 2022	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.	N/A	N/A
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception	Executive Managing Director (since 2025) and President (2012 to 2024), Virtus ETF Solutions LLC; Managing Director (2012-2024), Virtus ETF Advisers LLC; President and Chief Executive Officer (since 2013), ETFis Series Trust I; and President and Chief Executive Officer (since 2015), Virtus ETF Trust II.	N/A	N/A
Richard W. Smirl Year of Birth: 1967	Executive Vice President	Since 2022	Chief Operating Officer (since 2021); Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments.	N/A	N/A
Amanda Suss Year of Birth: 1969	Vice President	Since 2025	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.	N/A	N/A

*	Mr. Aylward is an “interested person” as defined in the 1940 Act, by reason of his position as Director, President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates. He has held the following “Other Directorships” during the past five years: Director (since 2023), Stone Harbor Investment Funds plc (9 sub-funds), Stone Harbor Global Funds plc (2 sub-funds), and Virtus Global Funds ICAV (9 sub-funds); Member (since 2021), Board of Governors of the Investment Company Institute; and Director (since 2013), Virtus Global Funds, PLC (5 sub-funds).

Board Structure. The Trust’s Board includes three Independent Trustees and one Interested Trustee, Mr. Aylward, who is Chairman of the Board. Each Trustee serves an indefinite term, until a successor is elected, qualified and serving as a Trustee. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board believes this structure is appropriate because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from each Adviser, the Trust’s sub-advisers, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee and a Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

George R. Aylward	Mr. Aylward has experience as a director, president and Chief Executive Officer of an investment management firm, holds various executive positions with investment advisers, a distributor and an administrator to registered investment companies and as an officer and trustee for other registered investment companies. He also has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues.
Myles J. Edwards	Mr. Edwards has experience as general counsel, chief compliance officer and chief operating officer of SEC registered investment advisers, hedge funds and FINRA member broker-dealers.
James A. Simpson	Mr. Simpson has experience as an independent trustee for other ETFs and as President of ETP Resources, a financial information services company that provides detailed reference data on U.S.-listed exchange-traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products.
Robert S. Tull, Jr.	Mr. Tull has experience as an independent trustee for other ETFs and as a consultant to financial companies and as chief operating officer to financial services companies. Mr. Tull has also assisted with the development of exchange-traded products.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met five times during the past fiscal year.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the past fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Ownership of Shares of the Funds. The table below shows, for each Trustee, the value of shares of the Funds beneficially owned, and the aggregate value of investments in shares of all funds in the Fund complex, as of December 31, 2024, and stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
James A. Simpson	N/A	C
Robert S. Tull, Jr.	N/A	A
Myles J. Edwards	N/A	C
George R. Aylward	N/A	A

*The Funds had not commenced operations as of the date of this SAI.

Ownership In Fund Affiliates. As of December 31, 2024, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, Sub-Advisers, the Fund’s principal underwriter or any affiliate of the Adviser, Sub-Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Advisers receive no salary from the Trust. Effective January 1, 2025, Each Independent Trustee receives $65,000 per year for the entire Fund Complex, and the Audit Committee chair receives an additional $5,000 per year for the entire Fund Complex. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. Unless otherwise noted, the Trustees received the following compensation for the fiscal year ended July 31, 2025:

Name of Trustee	Aggregate Compensation From the Funds*	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds Complex Paid to Trustees**
INDEPENDENT TRUSTEES
Myles J. Edwards	N/A	None	None	$50,000
James Simpson	N/A	None	None	$55,000
Robert S. Tull	N/A	None	None	$50,000
INTERESTED TRUSTEE
George R. Aylward	None	None	None	None

*The Funds had not commenced operations as of the date of this SAI.

** For the calendar year ended December 31, 2024.

CODES OF ETHICS. The Trust, the Adviser, Sub-Advisers and the Funds’ principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Advisers, Sub-Advisers and the Funds’ principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Advisers, Sub-Advisers and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Advisers, Sub-Advisers and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Fund’s proxy voting manager the authority to vote proxies for the Fund, subject to oversight of the Board. The applicable Sub-Adviser serves as the proxy voting manager for the respective Fund. Copies of the Trust’s Proxy Voting Policy and Procedures and each Sub-Adviser’s Proxy Voting Policy and Procedures are included as Appendices B, C, D and E, respectively, to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, will be available upon request, without charge, by calling the Fund at (866) 383-7636. This information will also be available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Prior to the date of this SAI, the Funds had no Shares outstanding.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

ADVISER. Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA” or the “Adviser”), located at One Financial Plaza, Hartford, Connecticut 06103, serves as the investment adviser to each Fund. The Adviser has acted as an investment adviser for over 80 years and is an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2025, on a collective basis, Virtus-affiliated registered investment advisers managed approximately $169.3 billion in assets. As of September 30, 2025, the Adviser managed approximately $54.4 billion in assets.

The Adviser has served as the investment adviser to each Fund since inception of the Fund’s operations. The Adviser also serves as investment adviser to each other series of the Trust and each series of ETFis Series Trust I, an open-end management investment company registered with the SEC. The Adviser is responsible for the oversight and management of all service providers to the Trust

The Adviser has overall responsibility for the general management and administration of the Trust, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). The Advisory Agreement is effective for an initial two-year period and will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser has engaged each Sub-Adviser to manage the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board, and will oversee the Sub-Adviser’s compliance with the terms and conditions of the SEC rule on which the Fund relies to operate as an ETF, as well as the Trust’s related policies and procedures.

Adviser Compensation. The Adviser receives a monthly advisory fee (the “Advisory Fee”) from the Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, and Virtus Silvant Small/Mid Growth ETF at the annual rate of 0.59%, 0.35%, 0.35%, and 0.39%, respectively, of the Fund’s average daily net assets. The Advisory Fee for the Fund is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

SUB-ADVISER. DPIM is the sub-adviser for Virtus Duff & Phelps Real Estate Income ETF. DPIM, an affiliate of VIA, is located at 10 South Wacker Drive, 19th Floor, Chicago, IL 60606. Silvant is the sub-adviser for Virtus Silvant Growth Opportunities ETF, Virtus Silvant Growth Premium Income ETF, and Virtus Silvant Small/Mid Growth ETF. Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, NE, Suite 1500, Atlanta, GA 30305. VA is also the sub-adviser for Virtus Silvant Growth Premium Income ETF. VA, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VA operates through its Multi-Asset division in sub-advising Virtus Silvant Growth Premium Income ETF. As of September 30, 2025, VA had approximately $179 million in aggregate assets under management. As of September 30, 2025, the Virtus Multi-Asset division of VA had approximately $629 million in assets under management, Silvant had approximately $3.3 billion in assets under management, and DPIM had approximately $12.8 billion in assets under management.

Sub-Adviser Compensation. For services provided to each Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, and Virtus Silvant Small/Mid Growth ETF, the Adviser will pay the respective Sub-Adviser a fee, payable monthly in arrears, equal to 50% of the net advisory fee payable by the respective Fund to the Adviser for such month. For services provided to Virtus Silvant Growth Premium Income ETF, the Adviser will pay Silvant and VA a fee, payable monthly in arrears, equal to 40% and 10%, respectively, of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by a Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the respective Sub-Adviser will waive its fee in the same proportion as the Adviser.

PORTFOLIO MANAGERS.

The following employees are the portfolio managers of the respective Fund, each of whom is jointly and primarily responsible for the day-to-day management of the respective Fund’s portfolio and has served in such positions since the inception of the respective Fund’s operations: Frank Haggerty, Jr., Jason Ren and Shalini Sharma of DPIM; Michael A. Sansoterra, Sandeep Bhatia, Brandi Allen and Greg Frasca of Silvant; and Paul Pietranico, Heather Bergman and Michael Rothstein of VA.

The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Ownership of Fund Shares. The portfolio managers of Virtus Duff & Phelps Real Estate Income ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Small/Mid Growth ETF, and Virtus Silvant Growth Premium Income ETF did not own any Shares of the Funds prior to the date of this SAI because the Fund had not yet commenced operations.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The following table shows the number of, and total assets in, such other accounts as of September 30, 2025. Unless otherwise indicated, none of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (No Performance-Based Fees) (in millions)

	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
Portfolio Manager	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
DPIM: Frank Haggerty, Jr. Jason Ren Shalini Sharma	4 0 0	$999.0 N/A N/A	4 1 0	$1,066.6 $291.7 N/A	13 0 8	$2,733.1 N/A $895.8
Silvant: Brandi Allen Sandeep Bhatia Michael A. Sansoterra Greg Frasca	1 3 3 0	$1,800.0 $2,400.0 $2,400.0 N/A	1 1 1 0	$1.0 $1.0 $1.0 N/A	0 11 11 0	N/A $462.0 $462.0 N/A
VA: Paul Pietranico Heather Bergman Michael Rothstein	1 1 1	$149 $149 $149	0 0 0	N/A N/A N/A	1 1 1	$0.2 $0.2 $0.2

Other Accounts Managed (With Performance-Based Fees) (in millions)

	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
Portfolio Manager	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
DPIM: Frank Haggerty, Jr. Jason Ren Shalini Sharma	4 0 0	$999.0 N/A N/A	4 1 0	$1,066.6 $291.7 N/A	14 0 8	$2,813.9 N/A $895.8
Silvant: Brandi Allen Sandeep Bhatia Michael A. Sansoterra Greg Frasca	0 0 0 0	N/A N/A N/A N/A	0 0 0 0	N/A N/A N/A N/A	1 1 1 0	$7.0 $7.0 $7.0 N/A
VA: Paul Pietranico Heather Bergman Michael Rothstein	0 0 0	N/A N/A N/A	0 0 0	N/A N/A N/A	0 0 0	N/A N/A N/A

Material Conflicts of Interest. Because each of the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Funds due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by each Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow a sub-adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. The portfolio managers are compensated by the Sub-Adviser and do not receive any compensation directly from a Fund or an Adviser. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including the Funds and its investors. The portfolio managers may also earn a bonus each year based on the profitability of the sub-adviser.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions, LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1301 Avenue of the Americas, 14th Floor, New York, NY 10019. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and each Fund including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. Each Adviser pays the Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The Funds are newly formed and the Adviser has not paid any fees for administration services on behalf of the Funds as of the date of this SAI.

ACCOUNTING, CUSTODIAN AND TRANSFER AGENT. Under the Fund Administration and Accounting Agreement (the “Accounting Services Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Accounting Services Administrator”) serves as accounting administrator for each Fund. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Accounting Services Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon provides accounting and administration services to the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds.

The Adviser pays the Accounting Services Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The Funds are newly formed and the Adviser has not paid any fees for accounting administration services on behalf of the Funds as of the date of this SAI.

BNY Mellon serves as custodian of each Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of each Fund; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for each Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to each Fund.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

DISTRIBUTOR. VP Distributors, LLC (the “Distributor”) is located at One Financial Plaza, Hartford, CT 06103. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. If implemented, the Rule 12b-1 plan is reasonably likely to benefit each Fund and its shareholders by, among other things, increasing advertising of the Fund, encouraging purchases of Shares and services to its shareholders, and increasing or maintaining assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Under the Distribution and Service Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

PAYMENTS TO FINANCIAL INTERMEDIARIES. The Adviser, sub-adviser, their affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. Additionally, the Adviser, the sub-adviser or their affiliates may pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of the Funds, or for other services in connection with the organization or operation of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

FUND RECORDS. The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and CFTC Regulation 4.23 are kept by the Adviser at One Financial Plaza, Hartford, CT 06103.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Board has selected the firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for each Fund for the current fiscal year, to audit the annual financial statements of the Fund and to sign as Paid Preparer the federal and state tax returns, as well as apply procedures to the required distribution calculation for federal excise tax purposes. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust and the Independent Trustees.

SECURITIES LENDING

Subject to certain investment restrictions, each Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.

Each Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. Each Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, a Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

A Fund will not lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board and the Adviser, the Sub-Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. The Sub-Adviser will manage each Fund’s portfolio in accordance with the terms of the sub-advisory agreements by and among the Trust on behalf of each Fund, the Sub-Adviser and Adviser. The Sub-Adviser serves as investment adviser for a number of client accounts, in addition to the Funds it subadvises.

BROKERAGE SELECTION AND ALLOCATION. Each Fund has adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the sub-adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the sub-adviser considers a number of factors, including, without limitation, the size of the order, the difficulty of execution, the efficiency of the facilities of the executing broker-dealer (including research services), any risk assumed by an executing broker-dealer and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, a sub-adviser may select brokers that charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. A sub-adviser may not give consideration to sales of Shares of the Fund as a factor in selecting brokers to execute portfolio transactions. A sub-adviser may, however, place portfolio transactions with brokers that are affiliated with the Adviser and the sub-adviser or that promote or sell the Funds’ Shares, so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the sub-adviser’s obligation to seek best execution and not based upon the broker’s sales efforts.

Under Section 28(e) of the Exchange Act and the Sub-Advisory Agreement, the sub-adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers that provide the sub-adviser with brokerage, research, analysis, advice and similar services, and the sub-adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Sub-Adviser to the Funds and the sub-adviser’s other clients and that the total commission paid by a Fund will be reasonable in relation to the benefits to the Funds and the sub-adviser’s other clients over the long-term. The research received by the sub-adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow a sub-adviser to determine and track investment results; and trading systems that allow a sub-adviser to interface electronically with brokerage firms, custodians and other providers. Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by a sub-adviser may also be used by the sub-adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, a sub-adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to a sub-adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to a sub-adviser in connection with advisory clients other than a Fund, and not all such services may be useful to the sub-adviser in connection with the Fund. Although such information may be a useful supplement to a sub-adviser’s own investment research in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the sub-adviser in the performance of its services under the Sub-Advisory Agreements and will not reduce the advisory fees payable by a Fund.

Each Fund may invest in securities traded in the over-the-counter market. In these cases, the Funds may initiate trades through brokers on an agency basis and may pay a commission in connection with the transaction. Each Fund may also effect these transactions by dealing directly with the dealers that make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

The Trust has adopted a policy governing the execution of aggregated advisory client orders (“bunching policy”) in an attempt to lower commission costs on a per-share and per-dollar basis. No Adviser or sub-adviser, as appropriate, shall aggregate transactions across its clients including a Fund unless it believes in its best judgment that such aggregation is consistent with its duty to seek best execution for the Fund. Each Adviser or Sub-Adviser shall document in writing how an aggregated order will be allocated among various client accounts (the “Allocation Order”). No advisory client participating in an aggregated order will be favored over a Fund; and each client that participates in an aggregated order is expected to participate at the average share price for all transactions executed in that security for such order on that day, with all transaction costs allocated pro rata based on each client’s participation in the order. If an aggregated order is filled in its entirety, the executed shares shall be allocated among the Adviser’s or Sub-Adviser’s clients in accordance with the Allocation Order. If the aggregated order is partially filled, the executed shares shall be allocated pro rata based on the Allocation Order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the Allocation Order if good reason for such different allocation is provided and approved in accordance with the respective Adviser’s or Sub-Adviser’s policies and procedures adopted in accordance with this bunching policy

PORTFOLIO TURNOVER. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and the Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Each Fund is newly organized, and, as of the date of this SAI, has not had any portfolio turnover.

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO DISCLOSURE POLICY. The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds. The Policy is designed to ensure that the disclosure of information about the Funds’ portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Fund, the regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings will be publicly available at no charge. The website for the Fund is www.virtusetfs.com.

Each Fund may also send a portion or all of this information to shareholders of the Fund and to investment company analysts and rating and trading entities. However, each Fund will not send this information to shareholders of the Fund or to analysts or rating and/or trading entities until such information is at least 30 days old or until one Business Day after the information has been posted to the Fund’s website.

The officers of the Trust, the Advisers and/or the sub-adviser may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ operating administrator, fund accounting administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Fund’s Prospectus and this SAI, and Quality EDGAR Solutions (financial EDGARizing, typesetting and printing firm). The Funds, the Advisers and/or the sub-advisers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds’ policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Advisers, the sub-adviser and the Administrator are required to report to the Board any known disclosure of the Fund’s portfolio holdings to unauthorized third parties. The Funds have not entered (and does not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

Each Fund is also required to make available to the public a complete schedule of its portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at (888) 383-0553. Each Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-PORT, as applicable. Each Fund’s Form N-CSR and Form N-PORT filings are available on the SEC’s website at http://www.sec.gov. The first and third quarter portfolio holdings reports will be filed with the SEC as an exhibit to the Fund’s reports on Form N-PORT, and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual reports, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

INDICATIVE INTRA-DAY VALUE

Each Fund may determine to have the approximate value of its investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. Any disseminated IIV should not be viewed as a “real-time” update of NAV because the IIV, if disseminated would be calculated by an independent third party and may not be calculated in the exact same manner as NAV, which is computed once per day.

Any IIV disseminated for each Fund will be calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in each Fund’s portfolio, the estimated amount of accrued interest owing to each Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. Any disseminated IIV will be calculated based on the same portfolio holdings disclosed on each Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s Shares. Although the Trust would provide the information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of any disseminated IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST. The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on July 14, 2015, and it has authorized capital of an unlimited number of Shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least one-third of the outstanding shares of the Trust or any series thereof, the Trust will call a meeting of the shareholders of the Trust or the series, as applicable. Shareholders holding two-thirds of all Trust shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only shares of that series may be entitled to vote on a matter affecting that particular series. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through splits or reverse splits, which would have no effect on the net assets of the Fund. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, you may be required to liquidate or transfer your Shares at an inopportune time and you may lose money on your investment.

In addition, the Declaration of Trust provides that, subject to the Delaware Act, a shareholder may bring a derivative action on behalf of the Trust or any of its series only if certain conditions are met. Those conditions include, in summary: (i) each complaining shareholder was a shareholder of the series on behalf of which the action is proposed to be brought at the time of the action or acquired the shares afterwards by operation of law from a person who was a shareholder at that time; (ii) each complaining shareholder was a shareholder of the affected series at the time the pre-suit demand (as defined below) was made; (iii) the complaining shareholders must have made a written demand prior to the commencement of the derivative action upon the Trustees requesting that the Trustees file the an action on behalf of the affected series (the “pre-suit demand”); (iv) shareholders owning shares representing at least ten percent (10%) of the voting power of the affected series must join in initiating the derivative action; and (v) a copy of the proposed derivative complaint must be served on the Trust. The derivative action provisions summarized above will not apply to claims brought under the federal securities laws to the extent that any such federal laws, rules or regulations do not permit such application.

BOOK ENTRY ONLY SYSTEM. Depository Trust Company (“DTC”) acts as securities depository for each Fund’s Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust will inquire of each DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately with respect to the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners with respect to the Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between the DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through DTC’s website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form.

Fund Deposit. Under normal circumstances, the consideration for purchase of a Creation Unit of the Fund generally consists of (i) all cash or (ii) an in-kind deposit of Deposit Securities for each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and a Cash Component computed as described below, plus, in either case, a creation transaction fee as described below in the section entitled “Creation Transaction Fee.” The all cash basket or, together, the Deposit Securities and the Cash Component, as applicable, constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is comprised of a “Balancing Amount” as well as any cash in lieu of securities (as described below). The Balancing Amount is equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Balancing Amount is a positive number (i.e., the NAV attributable to a Creation Unit exceeds the market value of the Deposit Securities), the Balancing Amount will be such positive amount. If the Balancing Amount is a negative number (i.e., the NAV attributable to a Creation Unit is less than the market value of the Deposit Securities), the Balancing Amount will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Balancing Amount. The Balancing Amount serves the function of compensating for any differences between the NAV attributable to a Creation Unit and the market value of the Deposit Securities.

The Cash Component will generally include cash in lieu of securities: (1) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (2) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots (i.e., the standard unit of trading in that particular type of security in its primary market); or (3) if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Creation Units on that day to deposit or receive (as applicable) cash in lieu of certain portfolio holdings solely because: (i) such portfolio holdings are not eligible for transfer either through the NSCC or the DTC; (ii) if the Fund holds non-U.S. securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iii) “To Be Announced” (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not seek such consents).

Each Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by the sub-adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to (i) utilize an all cash basket (if otherwise transacting in kind); (ii) permit or require “a cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial creation basket used in transactions on that same Business Day; or (iv) utilize a non-representative basket that consists of a selection of instruments that are already included in the Fund’s portfolio holdings.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Fund, through NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see “Book Entry Only System”) and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of Shares. All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m. Eastern time (“Order Cut-Off Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal of the Deposit Securities by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund for any legally permissible reason if (a) the Trust determines that the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) as a result of circumstances outside the control of the Trust, the Distributor and the Advisers make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisers, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
Virtus Duff & Phelps Real Estate Income ETF Virtus Silvant Growth Opportunities ETF Virtus Silvant Growth Premium Income ETF Virtus Silvant Small/Mid Growth ETF	$500 $500 $500 $500

From time to time and for such periods as an Adviser may deem appropriate, the Adviser may increase, decrease or otherwise modify the transaction fee for the purchase of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares, not to exceed the maximum amount approved by the Board. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Trust, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Each Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The composition of any redemption proceeds will normally be the same as the composition of the Fund Deposit, as described above, less a redemption transaction fee as described below in the section entitled “Redemption Transaction Fee.” The identity and number of Shares of the Deposit Securities required for redemptions changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by the sub-adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to (i) utilize an all cash basket (if otherwise transacting in kind); (ii) permit or require a cash in lieu amount to be added to the Cash Component to replace any Deposit Security that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial redemption basket used in transactions on that same Business Day; or (iv) utilize a non-representative basket that consists of a selection of instruments that are already included in the Fund’s portfolio holdings.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Component will be transferred by the Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the Fund and the Cash Component specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within one Business Day, and the Cash Component to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Component to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Component to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares of the Fund are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to 115% of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Deposit Securities and the Cash Component to be delivered will be computed on the Business Day that such order is received in good order by the Trust, i.e., the Business Day on which the Shares of the Fund (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
Virtus Duff & Phelps Real Estate Income ETF Virtus Silvant Growth Opportunities ETF Virtus Silvant Growth Premium Income ETF Virtus Silvant Small/Mid Growth ETF	$500 $500 $500 $500

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. From time to time and for such periods as an Adviser may deem appropriate, the Adviser may increase, decrease or otherwise modify the transaction fee for the redemption of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such redemptions, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares, not to exceed the maximum amount approved by the Board. The redemption transaction fee will be limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities (currently 2% of the value of the Shares redeemed). Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

SECURITIES SETTLEMENTS FOR REDEMPTIONS

The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus one business day. The Trust may pay for redemptions of Creation Units on a basis other than T plus one in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b) (2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Investing in the Fund – Determination of Net Asset Value.”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. Each Fund normally uses third party pricing services to obtain portfolio security prices.

The Board has designated the Advisers to serve as its valuation designee, pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“1940 Act”), to perform the fair value determinations relating to any or all Fund investments. Accordingly, securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Adviser at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, an Adviser may fair value foreign equity portfolio securities each day the Trust calculates the Fund’s NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a portfolio security will be materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income are expected to be declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

Each Fund is a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “Fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

●	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on a Fund’s income and performance.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “–Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year lookback period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign income tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, a Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause a Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of a Fund’s earnings and profits. See the discussion below under the headings, “–Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by a Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Qualified REIT dividends. Under 2017 legislation commonly known as the “Tax Cuts and Jobs Act,” “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations, which can be relied upon currently, enable a Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by a Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Each Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in October, November, or December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes. If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Funds and, in turn, affect the amount, character and timing of dividends and distributions payable by a Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Funds.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of a Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by a Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,

●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by a Fund as paid from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Each Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on income dividends paid by a Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.

The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report information to the IRS. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in a Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

OTHER INFORMATION

Shareholder inquiries may be made by writing to the Trust, c/o Virtus ETF Trust II, 1301 Avenue of the Americas, 14th Floor, New York, NY 10019.

FINANCIAL STATEMENTS

Each Fund is newly organized and therefore has not yet had any operations prior to the date of this SAI.

APPENDIX A

CREDIT QUALITY RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisers believe that the quality of Investment-Grade Debt Securities in which a Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

S&P GLOBAL RATINGS. The following summarizes the highest four ratings used by S&P Global Ratings (“S&P”), a division S&P Global, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisers:

AAA – An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisers to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Advisers:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisers. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisers to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisers to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Advisers distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B

TRUST PROXY VOTING POLICY AND PROCEDURES

1.        Purpose and Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of ETFis Series Trust I and Virtus ETF Trust II (individually, a “Trust” and collectively, the “Trusts”). The board of Trustees of the Trust (the “Board”) believes that while typically each Fund’s sub-adviser is in the best position to make individual voting decisions for such Fund, there may also be times when the Board determines that the Adviser or another person or group of persons is in the best position to make such voting decisions (such person or group of persons, the “Proxy Voting Manager”). Therefore, subject to the oversight of the Board, each Fund’s Proxy Voting Manager is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.        Definitions.

(a)  Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)  Proxy Voting Manager. Proxy Voting Manager, as used herein, refers to the Adviser, sub-adviser or other person(s) to which the duty to make proxy voting decisions for a Fund has been delegated. With respect to such Fund, the Proxy Voting Manager is responsible for supervising and implementing these Policies and Procedures.

3.        Policy for Voting Proxies.

(a)  Fiduciary Considerations. Voting authority must be exercised in a manner that is in the best interest of the shareholders of the Fund, and may include a determination that it is in the best interest of the shareholders of the Fund to refrain from exercising voting authority in certain circumstances. Any conflict of interest must be resolved in a manner that is in the best interest of the shareholders of the Fund.

(b)  Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interest of the Fund’s shareholders.

(c)  Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities should generally be voted in favor of management.

(d)  Non-Routine Proposals. Votes on non-routine matters and votes against a management’s recommendations with respect to securities are voted as determined by the Proxy Voting Manager to be in the best interest of the Fund’s shareholders.

(e)  Investment Companies. The Proxy Voting Manager may determine that it is in the best interest of the shareholders of the Fund to vote the shares of an investment company in the same proportion as the vote of all other holders of such shares. The Proxy Voting Manager must keep records of this determination, including records indicating whether the Fund relies upon Section 12(d)(1)(F) of the Investment Company Act of 1940 (the “1940 Act”) or a particular order of the U.S. Securities and Exchange Commission (the “SEC”) to invest in other investment companies.

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4.        Conflicts of Interest. The Trust recognizes that under certain circumstances a Proxy Voting Manager may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where a Proxy Voting Manager or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Proxy Voting Manager shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Proxy Voting Manager with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Proxy Voting Manager’s business, and to bring any conflict of interest of which they become aware to the attention of the Proxy Voting Manager. The Proxy Voting Manager shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Proxy Voting Manager’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Proxy Voting Manager determines that a conflict of interest is not material, the Proxy Voting Manager may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Board and the Proxy Voting Manager shall follow the instructions of the Board or (ii) the Proxy Voting Manager shall vote the issue in question based upon the recommendation of an established, independent third party with qualifications to vote proxies so long as the Board has approved this course of action for the issue in question (if approval is requested at a time other than a regularly scheduled meeting of the Board, the Chief Compliance Officer of the Fund may approve this course of action for the issue in question and provide a report at the next regularly scheduled meeting of the Board). The Proxy Voting Manager shall keep a record of all materiality decisions and report them to the Board no less frequently than annually.

5.        Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the Proxy Voting Manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Proxy Voting Manager shall maintain records regarding the voting of proxies under these Policies and Procedures.

The Trust acknowledges that certain of the Proxy Voting Managers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that a Proxy Voting Manager has not adopted such policies and procedures, it shall adopt the policies and procedures provided herein as its own and shall otherwise vote all proxies in what it believes is the best interest of the Fund’s shareholders. To the extent that a Proxy Voting Manager’s policies and procedures are consistent with these Policies and Procedures, the Proxy Voting Manager may implement them with respect to voting proxies on behalf of each Fund managed by such Proxy Voting Manager. However, the provisions of paragraph 4 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Proxy Voting Manager’s policies and procedures.

6.        Form N-PX. The Proxy Voting Manager shall gather, collate and present information relating to the proxy voting activities of itself and/or its delegate(s) in such format and medium as the Fund shall request in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request at toll-free telephone number for the Fund) and is also available on the SEC’s website at www.sec.gov.

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[APPENDIX C]

Proxy Voting Policy and Procedures

Approved: July 16, 2025

Duff & Phelps Investment Management Co.

10 South Wacker Drive, 19th Floor

Chicago, IL 60606

www.dpimc.com

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Duff & Phelps Investment Management Co.

Proxy Voting Policy and Procedures

July 16, 2025

I.	POLICY STATEMENT

Duff & Phelps Investment Management Co. (“Duff & Phelps” or the “Adviser”) has adopted and implemented proxy voting policies and procedures (the “Proxy Policy”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients in accordance with our fiduciary duty and with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy applies to clients for which Duff & Phelps provides investment management services and for which the Adviser has been authorized to vote proxies.

II.	PROXY VOTING POLICY

As an investment adviser, Duff & Phelps has a fiduciary duty when exercising proxy voting authority with respect to securities held in the portfolios of clients which have granted the Adviser such authority. The Adviser casts such proxy votes for the sole benefit to such clients while using the care, skill, and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstance then prevailing.

III.	PROXY COMMITTEE

The Adviser has established a Proxy Committee (“Proxy Committee”) that is responsible for overseeing the proxy voting process, developing the Adviser’s positions on major or recurrent proxy voting matters and participating in the review of Duff & Phelps’ Proxy Policy and Proxy Voting Guidelines. The Adviser utilizes Institutional Shareholder Services Inc. (the “Proxy Advisory Firm”), a qualified, independent third party to provide proxy advisory services and serve as the Adviser’s proxy voting agent in the provision of certain administrative, clerical, functional recordkeeping and support services related to the Adviser’s proxy voting processes and procedures. Absent certain circumstances described further below, the policy of the Adviser is to exercise its proxy voting discretion in accordance with the Proxy Advisory Firm’s recommendations and consistent with our Proxy Voting Guidelines as set forth in Exhibit A.

IV.	PROXY VOTING PROCEDURES

As an integral part of the investment process and where authorized by its clients, in writing, usually by the investment advisory contract, the Adviser has the fiduciary responsibility for voting proxies, along with interpretation and application of the Proxy Advisory Firm’s guidelines. The Proxy Committee reviews proxies that may be contested and proxies that may have to be voted manually to ensure they comply with the Adviser’s Proxy Voting Guidelines. If the Proxy Committee believes that the Proxy Advisory Firm’s recommendation would not be in the best interest of clients, the Adviser will override the Proxy Advisory Firm’s recommendation. Records regarding how the Adviser voted these proxies are kept in accordance with applicable recordkeeping requirements. The Adviser has designated the Secretary of the Proxy Committee as a contact for proxy voting inquiries such as calls or emails from issuers and proxy solicitors. These inquiries may be transferred to the appropriate analyst or portfolio manager who may discuss issues on a case-by-case basis.

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Securities Lending

Various accounts for which the Adviser has proxy voting authority participate in securities lending programs administered by the custodian or a third party. Since title to loaned securities passes to the borrower, the Adviser will be unable to vote any security that is out on loan to a borrower on the proxy record date. If the Adviser has investment discretion, however, it reserves the right to instruct (before the proxy record date) the lending agent to terminate or recall a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating or recalling the loan.

Coordination with the Responsible Investment Committee

For proposals on proxy statements that are contested and related to a matter categorized as Environmental or Social (“E” or “S”) and where an analyst on the Proxy Committee recommends a vote that would override the Proxy Advisory Firm’s recommendation, the proposed override is communicated to the Secretary of the Proxy Committee and a designated member (“Responsible Investing Designee”)1 of the Responsible Investment Committee2. The Responsible Investing Designee is responsible for communicating to the Secretary of the Proxy Committee and to the members of the Proxy Committee as to whether he or she agrees or disagrees with the proposed override. Although Proxy Committee members will consider the recommendation of the Responsible Investing Designee, the decision as to how to vote proxies ultimately remains with the Proxy Committee.

Other Special Circumstances

The Adviser may not vote or may choose not to vote proxies in certain situations or for certain accounts such as where:

1)	The Adviser deems the cost of voting would exceed any anticipated benefit to the client;

2)	A proxy is received for a client account that has terminated;

3)	A proxy is received for a security the firm no longer manages; or

4)	The exercise of voting rights could restrict the ability of a client’s portfolio manager to freely trade the security in question (as is the case for example in certain foreign jurisdictions known as “blocking markets”).

1 Duff & Phelps designates certain members of investment teams who are responsible for reviewing proposed overrides on proxy voting matters that pertain to environmental or social issues.

2 Proposals on proxy statements that are contested and related to a matter categorized as Governance (“G”) are communicated on a case-by-case basis.

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In cases where the client has informed the Adviser that it wishes to retain the right to vote a proxy, the Adviser will instruct the custodian to send the applicable proxy material received directly to the client.

V.	THIRD PARTY PROXY SERVICE PROVIDER

To assist in analyzing proxies, the Adviser also utilizes the Proxy Advisory Firm to assist in the review of proxy proposals and making voting recommendations, in a manner consistent with proxy voting guidelines.

When Duff & Phelps retains the Proxy Advisory Firm to assist it in voting proxies received, the Adviser3 shall:

1)	Recognize the Adviser's fiduciary duty such that recommendations from the Proxy Advisory Firm do not eliminate Duff & Phelps’ fiduciary duty to vote proxies in a manner that is in the best interest of its clients;

2)	Exercise its independent judgment when deciding how to vote a proxy, while taking into account any recommendations from the Proxy Advisory Firm;

3)	Periodically review:

a.	The internal guidelines published by the Proxy Advisory Firm to verify that such firm is following its guidelines, including how such firm addresses conflicts of interest;

b.	Reports prepared by the Proxy Advisory Firm for accuracy as well as the Proxy Advisory Firm’s process for ensuring that it has complete and accurate information about the issuer and each matter, and the Proxy Advisory Firm’s process, if any, for investment advisers to access the issuer’s views about the Proxy Advisory Firm’s voting recommendations in a timely and efficient manner;

c.	The Proxy Advisory Firm’s efforts to correct any identified material deficiencies in the Proxy Advisory Firm’s analysis;

4)	Periodically review the Proxy Advisory Firm’s disclosure to Duff & Phelps regarding the sources of information and methodologies used in formulating voting recommendations or executing voting instructions;

5)	Request the Proxy Advisory Firm to update Duff & Phelps (either directly or through its Parent who shall update the Adviser) regarding business changes the Adviser considers relevant (e.g., with respect to the Proxy Advisory Firm’s capacity and competency to provide independent proxy voting advice or carry out voting instructions);

3 Duff & Phelps is a wholly owned subsidiary of Virtus Partners, Inc., which is a wholly owned subsidiary of Virtus Investment Partners, Inc., a publicly traded company operating a multi-manager asset manager business. For certain activities, Duff & Phelps utilizes affiliates of Virtus Investment Partners, Inc. to assist in the performance of certain operational support services for the Adviser, including service provider due diligence oversight activities.

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6)	Inquire whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis, including in response to feedback from issuers and their shareholders; and

7)	Periodically review how the Proxy Advisory Firm has voted client proxies and compare how client proxies were voted to the recommendations of the Proxy Advisory Firm and, if applicable, investigate high correlations between its votes and Proxy Advisory Firm recommendations.

VI.	CONFLICTS OF INTEREST

The Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. Examples of conflicts that may be deemed material for proxy purposes:

1)	Common stock of public corporate issuers with which the Adviser or its parent, have a significant, ongoing, non-investment management relationship;

2)	Common stock of public corporate issuers with which the Adviser has a significant, ongoing, investment management relationship;

3)	An issuer with a director, officer or employee who presently serves as an independent director on the Board of the Adviser or its parent;

4)	An issuer having substantial and numerous banking, investment, or other financial relationships with the Adviser or its parent;

5)	A director or senior officer of the Adviser or its parent serving on the board of a publicly held company; or

6)	A direct common stock ownership position of five percent (5%) or greater, held by the Adviser or its parent.

In the event a conflict that is determined to be material to the proxy voting matter arises, Duff & Phelps may take the following actions: (i) vote pursuant to the Proxy Voting Guidelines; (ii) vote consistent with the voting recommendation provided by the Proxy Advisory Firm; or (iii) abstain from voting.

VII.	ERISA ACCOUNTS

Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”) establishes minimum standards for the operation of private-sector employee benefit plans (“Plans”) and includes fiduciary responsibility rules governing the conduct of Plan fiduciaries. In connection with proxy voting, the Department of Labor's (“DOL’s”) longstanding position is that the fiduciary act of managing Plan assets includes the management of voting rights. In performing these duties, ERISA mandates that fiduciaries act “prudently” and “solely in the interest” and “for the exclusive purpose” of providing benefits to participants and their beneficiaries. Where it is a fiduciary and has been granted proxy voting authority for accounts of Plans governed by ERISA, Duff & Phelps will ensure proxies are voted in a manner consistent with fiduciary duties under ERISA.

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VIII. PROXY VOTING RECORDS AND DISCLOSURES

As required under Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will maintain the records relating to proxy votes cast under these policies and procedures, including:

1)	A copy of these policies and procedures;

2)	A copy of each proxy statement the firm receives regarding clients’ securities;

3)	A record of each vote cast by the firm on behalf of a client;

4)	A copy of any document created by the Adviser that was material to deciding how to vote proxies on behalf of a client or that memorialized the basis for that decision; and

5)	A copy of each written client request for information on how the Adviser voted proxies on their behalf and a copy of any written response by the Adviser to any written or oral client request for information on how proxies were voted on their behalf.

Duff & Phelps describes its Policy in its Form ADV Part 2A (“Brochure”), which is provided to clients when entering into an investment management agreement with the Adviser4 In the Brochure, clients are informed how to request information about how the Adviser voted with respect to their securities.

Duff & Phelps is required to annually report on Form N-PX how it votes proxies on certain executive compensation matters required by Section 14A of the Securities Exchange Act of 1934. Duff & Phelps is required to file for each 12-month period ended June 30 by August 31 each year. The Adviser will make available on its website a copy of or link to the most recent annual filing.

Last amended: July 16, 2025

4 Duff & Phelps’ Form ADV Part 2A also is available on the SEC’s public disclosure website at www.adviserinfo.sec.gov

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Exhibit A

DUFF & PHELPS INVESTMENT MANAGEMENT CO.

PROXY VOTING GUIDELINES

It is the policy of Duff & Phelps Investment Management Co. (“Adviser” or the “Firm”) that all proxy votes cast be in the best interest of clients. These Proxy Voting Guidelines (“Guidelines”) supplement the Proxy Voting Policies and Procedures of the Adviser and provide general direction of how the Firm will vote on a number of significant and recurring ballot issues. They have been adopted to make every effort to ensure that the manner shares are voted is in the best interest of clients and the value of the investment. These Guidelines are applicable to the voting of U.S. and non-U.S. proxies. Such vote shall be consistent with the policies of a fund or other applicable client policy or instruction, or, in the absence, the Proxy Voting Policies, Procedures and Guidelines described herein.

Please note that the examples below are provided to give a general indication as to how the Adviser will vote proxies on certain issues. However, these examples do not address all potential voting issues or the intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here. Personnel of the Adviser will continue to review and vet each proposal independently.

I.	The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

Adviser generally votes for director nominees in uncontested elections, absent countervailing factors such as a lack of director competence, accountability to shareholders, board responsiveness, lack of director independence (see below) or chronic, unjustified absenteeism or other disqualifying factors.

B.	Chairman and CEO are the Same Person

Adviser generally votes for shareholder proposals that would require the positions of Chairman and CEO to be held by different persons; however, if this is a long standing arrangement and/or the CEO/Chairman is a controlling stockholder, has a history of strong performance and a lead independent director is in place, the Adviser may vote against a proposal that would require the positions of Chairman and CEO to be held by different persons.

C.	Board Committees to be Composed Solely of Independent Directors

Adviser generally votes for shareholder proposals that would require the members of the Audit, Compensation, Governance and/or Nominating Committees to be independent by NYSE standards. However, for companies that are majority owned by a shareholder, we will consider voting against such proposals if the company otherwise exhibits good governance.

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D.	Stock Ownership Requirements

Adviser generally votes against shareholder proposals that mandate a minimum amount of company stock that directors must own to qualify as a director or to remain on the board.

E.	Term of Office

Adviser generally votes against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement age.

F.	Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis. Adviser generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided those proposals do not appear to conflict with applicable law and cover only future actions.

G.	Charitable Contributions

Adviser generally votes against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II.	Proxy Contests

A.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

●	Long-term financial performance of the target company relative to its industry;

●	Management's track record;

●	Background to the proxy contest;

●	The strategic plan of the dissident slate and the quality of its critique against management;

●	Qualifications of director nominees (both slates) and any compensatory arrangements;

●	Whether the board has a sufficient number of independent directors;

●	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met (both slates); and

●	Stock ownership positions.

B.	Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case- by-case basis.

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III.	Auditors

A.	Ratifying Auditors

Adviser generally votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company and is not therefore independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; poor accounting practices; or excessive non-audit fees.

B.	Non-Audit Services

Adviser, on a case-by-case basis, votes shareholder proposals that seek to restrict the ability of a company's auditors to provide non-audit services.

C.	Periodic Change of Auditors

Adviser, on a case-by-case basis, votes shareholder proposals that would request a company to periodically change its audit firm taking into account the tenure of the audit firm; length of rotation specified in the proposal; any significant audit-related issues at the company; number of Audit Committee meetings held each year; number of financial experts serving on the Committee; and whether Company has periodic renewal process where auditor is evaluated for both audit quality and competitive price.

IV.	Proxy Contest Defenses

A.	Board Structure: Staggered vs. Annual Elections

Adviser generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

Adviser, on a case-by-case basis, votes proposals that provide directors may be removed only for cause.

Adviser generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

C.	Cumulative Voting

Adviser generally votes against proposals to eliminate cumulative voting. The firm generally votes for proposals to restore or provide for cumulative voting.

D.	Shareholder Ability to Call Special Meetings

Adviser generally votes for proposals where the proposed level at which shareholders are able to call special meetings is an affirmative vote of at least 25% of shares outstanding, and against proposals where the proposed level at which shareholders are able to call special meetings is an affirmative vote of less than 25% of shares outstanding.

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E.	Shareholder Ability to Act by Written Consent

Adviser generally will vote with management to oppose providing shareholders the right to act by written consent. However, Adviser is not opposed to allowing action by written consent if: a sufficient consent threshold is required and there is no change in the denominator for calculating the threshold needed to ratify an item.

F.	Shareholder Ability to Alter the Size of the Board

Adviser generally votes against proposals limiting management's ability to alter the size of the board of a specified range without shareholder approval.

V.	Report on Political Contributions & Lobbying

A.	Report on Political Contributions

Adviser, on a case-by-case basis, determines its vote on shareholder proposals that would require a report on political contributions to be provided. In making its determination, Adviser will review the current level of disclosures provided and determine if they are sufficient.

B.	Report on Lobbying

Adviser, on a case-by-case basis, determines its vote on shareholder proposals that would require a report on lobbying (payments and policies) to be provided. In making its determination, Adviser will review the current level of disclosures provided and determine if they are sufficient.

VI.	Social and Environmental Issues

Adviser generally votes matters considered to be “social” and/or “environmental” related on a case-by-case basis. Adviser is guided by and seeks to vote consistent with its Responsible Investment Policy when considering proposals that are social and/or environmental in nature.

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[APPENDIX D]

POLICY PROXY POLICY		POLICY SECTION NUMBER 6.12
Implementation Date January 1, 2009	Revision Date January 1, 2024	Page 1 of 3

6.12 PROXY

Under SEC Rule 206(4)-6, investment advisors have fiduciary obligations to their clients if the advisors have authority to vote their clients’ proxies. Under our standard contractual agreements, Silvant Capital Management LLC (“Silvant” or the “Firm”) is authorized to vote proxies on behalf of client accounts.

The rule requires an investment advisor that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the advisor: 1) votes proxies in the best interests of clients, 2) discloses information about those policies and procedures, 3) discloses how clients may obtain information regarding individual security proxy votes cast on their behalf, and 4) maintains appropriate records relating to actual proxy voting.

The Firm has a Proxy Committee (“Committee”) that is responsible for establishing policies and procedures reasonably designed to enable the Firm to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all client accounts and funds where the Firm has proxy voting authority and ensure compliance with all the requirements. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all client accounts, funds and product lines.

The firm votes all shares per the firm Proxy Guidelines unless the client chooses custom guidelines. In the case that a ballot item is not covered under the policy or is coded as case-by-case in Silvant’s proxy guidelines, a research analyst or portfolio manager will review the available information and will utilize such information, along with knowledge of the company, to make a vote recommendation to the Proxy Committee. The Proxy Committee members consider the information and recommendation and will then vote on that ballot item.

The Firm utilizes a third-party proxy service provider for support services related to the Firm’s proxy voting processes/procedures, which include, but are not limited to:

1.	The collection of proxy material from our clients’ custodians.

2.	The review of proxy proposals and appropriate voting recommendations on behalf of the Firm.

3.	The facilitation of proxy voting, reconciliation, and disclosure, in accordance with the Firm’s proxy policies and the Committee’s direction.

4.	Recordkeeping and voting record retention.

The Firm will continue to utilize all available resources to make well-informed and qualified proxy vote decisions.

POLICY PROXY POLICY		POLICY SECTION NUMBER 6.12
Implementation Date January 1, 2009	Revision Date January 1, 2024	Page 2 of 3

As reflected in the Firm’s proxy guidelines, the Committee will vote proxies in a manner deemed to be in the best economic interest of its clients as a whole, as shareholders and beneficiaries of those actions.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, Board of Directors structure, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

The Committee will consider client-specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, the Firm will communicate this information to its service provider so those clients’ proxies will be voted accordingly. The Committee will review the service provider’s capabilities as agent for the contracted services noted above.

An Independent, Objective Approach to Proxy Issues

The Firm maintains its own proxy guidelines for U.S. domestic proxy voting issues. ERISA accounts will be voted in accordance with the Firm’s U.S. Domestic Proxy Guidelines, as such guidelines include ERISA-specific guidelines and requirements.

The Firm currently provides and maintains the following standard proxy voting guidelines:

●	U.S. Domestic Proxy Guidelines (applied to both ERISA- and Non-ERISA-related accounts and funds)

Exceptions to Policy

The Firm may choose not to vote proxies in certain situations, or for certain accounts, such as but not limited to when the cost of voting would exceed any anticipated benefit to the respective client(s); when a proxy is received for a client account that has been terminated; when a proxy is received for a security no longer managed; and/or when the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (for example, in certain foreign jurisdictions known as “blocking markets”).

Conflicts of Interest

Due to the Firm’s diversified client base and product lines, the Committee may determine a potential conflict exists in connection with a proxy vote. The Committee will determine how to address the conflict that may include voting strictly in accordance with policy, voting with management, and/or allowing the third-party service provider to vote in accordance with its guidelines.

POLICY PROXY POLICY		POLICY SECTION NUMBER 6.12
Implementation Date January 1, 2009	Revision Date January 1, 2024	Page 3 of 3

Additional conflicts of interest will be evaluated by the Committee on an individual basis.

Although the Firm does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Securities Lending Program

The Firm manages assets for several clients (including the Virtus Funds in the Virtus Asset Trust (“Virtus Funds”)) that engage in “securities lending” programs. In a typical securities lending program, clients or funds lend securities from their accounts/portfolios to approved broker-dealers against cash collateral. On behalf of clients and the Virtus Funds, the Firm seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. On behalf of clients and the Virtus Funds, the Firm will call loaned securities back to vote proxies, or to otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan when the advisor believes it is necessary to vote.

Additional Information

Records Related to Proxy Voting:

All proxy voting records, including policy and procedures, proxy statements, votes cast and any correspondence relative thereto will be maintained in accordance with the applicable provisions of the Investment Advisers Act of 1940 (as amended) and pursuant to the Firm’s Data Retention Policy.

Firm clients:

The Firm follows different voting recommendations for different clients such that votes cast on behalf of some clients may oppose votes cast on behalf of other clients. Individual client Proxy Voting records are available to clients upon request. Proxy Voting Policies and Procedures are available on the firm’s website. For any information related to proxy voting, or to obtain information about specific voting issues, please e-mail at: proxyoperations@virtus.com.

Virtus Funds shareholders:

Shareholders of the Virtus Funds may request fund-related proxy voting information by calling 1-800-243-1574.

[APPENDIX E]

Virtus Advisers, LLC Regulatory Compliance and

General Policies and Procedures Manual

Proxy Voting Policy and Procedures

Under SEC Rule 206(4)-6, investment advisors have fiduciary obligations to their clients if the advisors have authority to vote their clients’ proxies. The extent to which VA votes proxies is governed by the agreement between VA and its clients. Under our standard contractual agreements, VA is authorized to vote proxies on behalf of discretionary accounts.

The rule requires an investment advisor that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the advisor: 1) votes proxies in the best interests of clients, 2) discloses information about those policies and procedures, 3) discloses how clients may obtain information regarding individual security proxy votes cast on their behalf, and 4) maintains appropriate records relating to actual proxy voting.

Proxy Voting Policies, Procedures and Guidelines for VA Portfolio Managers

The Firm has a Proxy Committee (“Proxy Committee”) that is responsible for establishing policies and procedures reasonably designed to enable the Firm to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds and ensure compliance with requirements of Rule 206(4)-6. Annually (or more often as needed), the Proxy Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, Private Funds, and product lines.

When VA does not employ the use of a sub-adviser in managing accounts, to assist it in analyzing proxies, VA subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. VA fully reviews the ISS Proxy Voting Guidelines and follows its recommendations on most issues brought to a shareholder vote. In the case that a ballot item is not covered under the guidelines or VA’s guidelines are coded as case-by-case, a research analyst or portfolio manager will review the available information and will utilize such information, along with his/her knowledge of the company, to make a vote recommendation to the firm’s Proxy Committee. The Proxy Committee members consider the information and recommendation and will then vote on that ballot item. In special circumstances, including where VA in good faith believes that any ISS recommendation would be to the detriment of our investment clients, VA will override an ISS recommendation, based on the approval of VA’s Proxy Committee. Services provided by ISS include, but are not limited to:

1.	The collection of proxy material from our clients’ custodians.

2.	The review of proxy proposals and appropriate voting recommendations on behalf of the Firm.

3.	The facilitation of proxy voting, reconciliation, and disclosure, in accordance with the Firm’s proxy policies and the Committee’s direction.

4.	Recordkeeping and voting record retention.

The Firm will continue to utilize all available resources to make well-informed and qualified proxy vote decisions. The Committee will vote proxies in a manner deemed to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, Board of Directors structure, corporate culture and governance process, and the impact of economic, environmental, and social implications remain key elements in all voting decisions.

The Committee will consider client-specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, the Firm will communicate this information to its service provider so those clients’ proxies will be voted accordingly. On at least an annual basis, the Committee will assess the service provider’s capabilities as agent for the contracted services noted above.

Independent, Objective Approach to Proxy Issues

In the absence of express contractual provisions to the contrary, proxies will be voted for all of the Firm’s discretionary investment management clients.

Proxy Guidelines

The Firm maintains its own proxy guidelines for U.S. domestic proxy voting issues. ERISA accounts will be voted in accordance with the Firm’s U.S. Domestic Proxy Guidelines, as such guidelines include ERISA-specific guidelines and requirements. Guidelines are available as described below.

The Firm provides and maintains the following standard proxy voting guidelines:

●	U.S. Domestic Proxy Guidelines (applied to both ERISA- and Non-ERISA-related accounts and funds)
●	U.S. Sustainability Proxy Voting Guidelines

●	International Sustainability Proxy Voting Guidelines

Exceptions to Policy: The Firm may choose not to vote proxies in certain situations, or for certain accounts, such as, but not limited to when the cost of voting would exceed any anticipated benefit to the respective client(s); when a proxy is received for a client account that has been terminated; when a proxy is received for a security no longer managed; and/or when the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (for example, in certain foreign jurisdictions known as “blocking markets”).

Conflicts of Interest

Due to its and its affiliates’ diversified client base, numerous product lines, and business or personal relationships, the Proxy Committee may determine a potential conflict exists in connection with a proxy vote. For example, VA, or its affiliates, may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. VA and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. An individual identifying a conflict of interest shall report such immediately to the VA CCO who will work with the Proxy Committee to determine a course of action. The Proxy Committee will determine how to address the conflict and that may include voting strictly in accordance with policy, and/or allowing the third-party service provider to vote in accordance with its guidelines.

Although the Firm does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

In addition to this policy, please refer to related policies included in “Record Keeping, Information Security and Firewalls”.

Securities Lending Program

The Firm manages assets for several clients (including the Virtus Funds in the Virtus Asset Trust (“Virtus Funds”)) that engage in “securities lending” programs. In a typical securities lending program, clients or funds lend securities from their accounts/portfolios to approved broker-dealers against cash collateral. On behalf of clients and the Virtus Funds, the Firm seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. On behalf of clients and the Virtus Funds, the Firm will call loaned securities back to vote proxies, or to otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan when the advisor believes it is necessary to vote.

Records Related to Proxy Voting:

All proxy voting records, including policy and procedures, proxy statements, votes cast and any correspondence relative thereto will be maintained in accordance with the applicable provisions of the Investment Advisers Act of 1940 (as amended) and pursuant to the Firm’s Data Retention Policy.

A copy of each written client request for information on how VA voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

VA will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is generally VA’s policy not to disclose its proxy voting records to third parties or special interest groups.

Firm client requests: The Firm may follow different voting recommendations for different categories of clients such that votes cast on behalf of some clients may oppose votes cast on behalf of other clients. Proxy Voting Guidelines and voting records are available to clients upon request. For this information, or to obtain information about specific voting issues, clients should send an e-mail to: proxyoperations@virtus.com.

Virtus Funds shareholder requests: Shareholders of the Virtus Funds may request fund-related proxy voting information by calling 1-800-243-1574.

Filing Annual Form N-PX

The Investment Company Act of 1940 requires registered investment companies such as the Funds to file Form N-PX not later than August 31 of each year. Form N-PX is filed annually with the Commission and contains the Funds’ complete proxy voting record for the most recent twelve-month period ended June 30. The Funds also use Form N-PX to inform the Commission that certain of their portfolios do not hold any voting securities. The Fund CCO or his delegate compiles and drafts the Form N-PX filings on an annual basis. The Form N-PX is compiled with services from a contracted third-party vendor (presently ISS). The completed Form N-PX is submitted to the Commission through RR Donnelly.

PART C

OTHER INFORMATION

Virtus ETF Trust II

Item 28.	Exhibits

(a)

1.	Certificate of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015

2.	Declaration of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016

(b)	Bylaws of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015

(c)	Instruments Defining Rights of Security Holders - See relevant portions of Certificate of Trust, Declaration of Trust and Bylaws.

(d)	Investment Advisory Contracts.
1.	Investment Advisory Agreement dated January 4, 2016, between Virtus ETF Trust II and Virtus ETF Advisers LLC (“Advisory Agreement”) , incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

c)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of KMID, SDCP, PCLO, VEMY and JOET, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

d)	Amendment to Schedule A to the Advisory Agreement, effective as of December 22, 2025, filed herewith.

2.	Sub-Advisory Agreement dated January 5, 2016, among Virtus ETF Trust II, on behalf of Virtus Newfleet Short Duration High Yield Bond ETF (formerly known as Virtus Newfleet Dynamic Credit ETF) , Virtus ETF Advisers LLC, and Newfleet Asset Management, LLC, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

a)	Amendment and Assumption Agreement dated July 1, 2022, among Virtus Fixed Income Advisers, LLC and Virtus ETF Advisers LLC, on behalf of Virtus Short Duration High Yield Bond ETF (formerly known as Virtus Newfleet High Yield Bond ETF) , incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Newfleet Short Duration High Yield Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

3.	Sub-Advisory Agreement dated April 22, 2019, among Virtus ETF Trust II, on behalf of Virtus Seix Senior Loan ETF, Virtus ETF Advisers LLC and Seix Investment Advisors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

a)	Amendment dated July 1, 2022 to the Sub-Advisory Agreement among Virtus ETF Trust II, on behalf of Virtus Seix Senior Loan ETF, Virtus ETF Advisers LLC and Seix Investment Advisors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Seix Senior Loan ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

4.	Sub-Advisory Agreement dated February 9, 2021, among Virtus ETF Trust II, on behalf of Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

a)	Amendment and Assumption Agreement dated July 1, 2022, among Virtus Fixed Income Advisers, LLC and Virtus ETF Advisers LLC, on behalf of Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

5.	Sub-Advisory Agreement dated August 2, 2021, among Virtus ETF Trust II, on behalf of Virtus Duff & Phelps Clean Energy ETF, Virtus ETF Advisers LLC and Duff & Phelps Investment Management Co., incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Duff & Phelps Clean Energy ETF, and Duff & Phelps Investment Management Co., incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

6.	Sub-Advisory Agreement dated December 12, 2022, among Virtus ETF Trust II, on behalf of Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus ETF Advisers LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Registrant’s Post- Effective Amendment No. 83, filed October 25, 2023.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Stone Harbor Emerging Markets High Yield Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

7.	Sub-Advisory Agreement dated November 7, 2023, among Virtus ETF Trust II, on behalf of Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus ETF Advisers LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 85, filed November 28, 2023.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Newfleet Short Duration Core Plus Bond ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

8.	Sub-Advisory Agreement dated April 10, 2024, among Virtus ETF Trust II, on behalf of Virtus AlphaSimplex Managed Futures ETF, Virtus ETF Advisers LLC and AlphaSimplex Group , LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 88, filed September 13, 2024.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of its series Virtus AlphaSimplex Managed Futures ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

9.	Investment Advisory Agreement dated March 5, 2024, between VATS Offshore Fund, Ltd., a Cayman Islands exempted company and wholly owned subsidiary of Virtus AlphaSimplex Managed Futures ETF (“VATS Offshore Fund, Ltd.”) , and Virtus ETF Advisers LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, by and among VATS Offshore Fund, Ltd., Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and AlphaSimplex Group , LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

10.	Sub-Advisory Agreement dated April 10, 2024, among VATS Offshore Fund, Ltd, Virtus ETF Advisers LLC and AlphaSimplex Group , LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, by and among VATS Offshore Fund, Ltd., Virtus Alternative Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and AlphaSimplex Group , LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

11.	Sub-Advisory Agreement dated October 7, 2024, among Virtus ETF Trust II, on behalf of Virtus KAR Mid-Cap ETF, Virtus ETF Advisers LLC and Kayne Anderson Rudnick Investment Management, LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus KAR Mid-Cap ETF, and Kayne Anderson Rudnick Investment Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

12.	Sub-Advisory Agreement dated November 25, 2024, among Virtus ETF Trust II, on behalf of Virtus Seix AAA Private Credit CLO ETF, Virtus ETF Advisers LLC and Seix Investment Advisers, a division of Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , Virtus ETF Trust II on behalf of its series Virtus Seix AAA Private Credit CLO ETF, and Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

13.	Form of Sub-Advisory Agreement among Virtus ETF Trust II, on behalf of Virtus Stone Harbor International Bond ETF, Virtus Investment Advisers, LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 94, filed June 4, 2025.

14.	Form of Sub-Advisory Agreement, among Virtus ETF Trust II, on behalf of Virtus IG Public & Private Credit ETF, Virtus Investment Advisers, LLC and Virtus Fixed Income Advisers, LLC, incorporated by reference to Post-Effective Amendment No. 95, filed July 9, 2025.

15.	Sub-Advisory Agreement dated July 28, 2025, among Virtus ETF Trust II, on behalf of Virtus AlphaSimplex Global Macro ETF, Virtus Alternative Investment Advisers, LLC, and AlphaSimplex Group , LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

16.	Sub-Advisory Agreement dated October 31, 2025 among Virtus ETF Trust II, on behalf of Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend ETF; Virtus Investment Advisers, LLC, and Virtus Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed November 4, 2025 ,

17.	Investment Advisory Agreement dated as of July 28, 2025, between Virtus AlphaSimplex Global Macro Offshore Fund, Ltd., a Cayman Islands exempted company and wholly owned subsidiary of Virtus AlphaSimplex Global Macro ETF, and Virtus Alternative Investment Advisers, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

18.	Sub-Advisory Agreement dated July 28, 2025, among Virtus AlphaSimplex Global Macro Offshore Fund, Ltd., Virtus Alternative Investment Advisers, LLC, and AlphaSimplex Group , LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

19.	Sub-Advisory Agreement dated December 22, 2025, among Virtus ETF Trust II, on behalf of Virtus Duff & Phelps Real Estate Income ETF, Virtus Investment Advisers, LLC, and Duff & Phelps Investment Management Co., filed herewith.

20.	Sub-Advisory Agreement dated December 22, 2025, among Virtus ETF Trust II, on behalf of Virtus Silvant Growth Opportunities ETF and Virtus Silvant Small/Mid Growth ETF, Virtus Investment Advisers, LLC, and Silvant Capital Management LLC, filed herewith.

(e)	Distribution Agreement effective as of December 1, 2019, between Virtus ETF Trust II and VP Distributors, LLC (“Distribution Agreement”) , incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 2, 2020

1.	Amendment dated as of December 22, 2025, to Exhibit A to Distribution Agreement, filed herewith.

(f)	Not Applicable.

(g)	Custodian Agreements

1.	Custody Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

a)	Amendment dated September 29, 2017 to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022

b)	Amendment dated January 19, 2021 to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022

c)	Amendment effective as of November 21, 2025, to the Custody Agreement, filed herewith.

2.	Foreign Custody Manager Agreement dated December 3, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Foreign Custody Manager Agreement”) , incorporated by reference to Registrant’s Post-Effective Amendment No. 68, filed November 25, 2020

a)	Amendment effective as of November 21, 2025, to the Foreign Custody Manager Agreement, filed herewith.

3.	Custody Agreement dated May 9, 2024, between VATS Offshore Fund, Ltd. and the Bank of New York Mellon, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

a)	Amendment effective as of July 28, 2025, to the Custody Agreement between VATS Offshore Fund, Ltd. and The Bank of New York Mellon, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(h)	Other Material Contracts.

1.	Fund Administration and Accounting Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”) , incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

a)	Amendment dated January 19, 2021 to the Fund Administration and Accounting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022.

b)	Amendment dated August 27, 2024, to the Fund Administration and Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

c)	Amendment effective as of November 21, 2025, to the Fund Administration and Accounting Agreement, filed herewith.

2.	Transfer Agency and Service Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Transfer Agency and Service Agreement”) , incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

a)	Amendment dated January 19, 2021 to the Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post- Effective Amendment No. 81, filed November 30, 2022.

b)	Amendment effective November 21, 2025, to the Transfer Agency and Service Agreement, filed herewith.

3.	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

4.	Administrative Services Agreement dated November 10, 2015, between Virtus ETF Trust II and Virtus ETF Solutions LLC (“Administration Agreement”) , incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

a)	Amendment dated as of December 22, 2025, to Exhibits A and C to the Administrative Services Agreement, filed herewith.

5.	Fee Waiver Agreement dated February 9, 2021, for Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

a)	Amendment dated November 25, 2024, to the Fee Waiver Agreement for Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

6.	Fee Waiver Agreement dated August 2, 2021, for Virtus Duff & Phelps Clean Energy ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 80, filed November 23, 2022.

a)	Amendment dated November 25, 2024, to the Fee Waiver Agreement for Virtus Duff & Phelps Clean Energy ETF, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

7.	Fee Waiver Agreement dated November 28, 2023, for Virtus Seix Senior Loan ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 85, filed November 28, 2023

a)	Amendment dated November 25, 2024, to the Fee Waiver Agreement for Virtus Seix Senior Loan ETF, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024

b)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

8.	Fee Waiver Agreement dated November 7, 2023 for Virtus Newfleet Short Duration Core Plus Bond ETF, incorporated by reference to Registrant’s Post-

Effective Amendment No. 85, filed November 28, 2023

a)	Transfer and Assumption Agreement dated as of January 1, 2025, among Virtus Investment Advisers, LLC, Virtus Advisers, LLC (formerly known as Virtus ETF Advisers LLC) , and Virtus ETF Trust II on behalf of VCLN, VABS, SDCP, and SEIX, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

9.	Fund Administration and Accounting Agreement, 1940 Act Investment Company Subsidiary , dated as of May 9, 2024, by and among VATS Offshore Fund, Ltd and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

a)	Amendment dated as of July 28, 2025, to Fund Administration and Accounting Agreement, 1940 Act Investment Company Subsidiary , incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

10.	Administrative Services Agreement, dated as of April 10, 2024, by and between VATS Offshore Fund, Ltd. and Virtus ETF Solutions LLC, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

11.	Administrative Services Agreement, dated as of July 28, 2025, by and between Virtus AlphaSimplex Global Macro Offshore Fund, Ltd. and Virtus ETF Solutions, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

Administrative Services Agreement, dated as of July 28, 2025, by and between Virtus AlphaSimplex Global Macro Offshore Fund, Ltd. and Virtus ETF Solutions, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

(i)	Legal Opinion.

1.	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated February 19, 2016, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

2.	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016

3.	Legal Opinion of Stradley Ronon Stevens & Young, LLP dated March 13, 2019, with respect to Virtus Seix Senior Loan ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 61, filed March 13, 2019

4.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Virtus Terranova U.S. Quality Momentum ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 67, filed November 12, 2020

5.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF), incorporated by reference to Registrant’s Post-Effective Amendment No. 72, filed January 8, 2021

6.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Virtus Duff & Phelps Clean Energy ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 75, filed July 16, 2021

7.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus Stone Harbor Emerging Markets High Yield Bond ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 81, filed November 30, 2022

8.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus Newfleet Short Duration Core Plus Bond ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 83, filed October 25, 2023

9.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus AlphaSimplex Managed Futures ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 86, filed February 5, 2024

10.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus KAR Mid-Cap ETF, incorporated by reference to Post-Effective Amendment No. 89, filed October 7, 2024.

11.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus Seix AAA Private Credit CLO ETF, filed incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

12.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus AlphaSimplex Global Macro ETF and Virtus Stone Harbor International Bond ETF, incorporated by reference to Post-Effective Amendment No. 94, filed June 4, 2025.

13.	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to the Virtus IG Public & Private Credit ETF, incorporated by reference to Post-Effective Amendment No. 95, filed July 9, 2025.

14.	Opinion as to legality of the shares, incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed November 4, 2025.

15.	Opinion as to legality of the shares, filed herewith.

(j)	None.

(k)	Not applicable

(l)	Initial Share Subscription Agreement dated December 18, 2015, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016.

(m)	Rule 12b-1 Plans.

1.	Amended and Restated Distribution and Service Plan for Virtus ETF Trust II, dated November 30, 2019, incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 2, 2020

a)	Amendment to Amended and Restated Distribution and Service Plan, effective as of November 19, 2025, filed herewith.

(n)	Not applicable

(o)	Reserved.

(p)	Codes of Ethics.

1.	Code of Ethics of Virtus ETF Trust II, incorporated by reference to Post-Effective Amendment No. 91, filed November 27, 2024.

2.	Amended and Restated Code of Ethics of Virtus Advisers, LLC; Virtus Alternative Investment Advisers, LLC; Virtus Investment Advisers, LLC; VP Distributors, LLC; Virtus Fixed Income Advisers, LLC and its divisions Newfleet Asset Management, Seix Investment Advisors and Stone Harbor Investment Partners; Duff & Phelps Investment Management Co.; Kayne Anderson Rudnick Investment Management, LLC; Silvant Capital Management LLC and other Virtus Affiliates dated March 1, 2025, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

3.	Code of Ethics of AlphaSimplex Group , LLC, adopted March 1, 2006 and revised as of March 31, 2025, incorporated by reference to Registrant’s Post-Effective Amendment No. 96, filed August 14, 2025.

4.	Supplemental Policy of Duff & Phelps Investment Management Co. to Virtus Code of Ethics incorporated by reference to Registrant's Post-Effective Amendment No. 100, filed November 25, 2025.

(q)	Powers of Attorney

1.	Power of Attorney , incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

2.	Power of Attorney, incorporated by reference to Registrant's Post-Effective Amendment No. 100, filed November 25, 2025.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

Item 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including, without limitation, persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Advisers

The description of the Adviser and Sub-Adviser is found under the captions “Management of the Fund - Investment Adviser” and “Management of the Fund - Investment Sub-Adviser” in the Prospectus and under the captions “Management Services - Adviser” and “Management Services - Sub- Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser and Sub-Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of Virtus Advisers, LLC is set forth in the Virtus Advisers, LLC’s Form ADV filed with the SEC (Reference No.

801-78585), as amended through the date hereof.

The information as to the directors and officers of Virtus Alternative Investment Advisers, LLC is set forth in the Virtus Alternative Investment Advisers, LLC’s Form ADV filed with the SEC (Reference No. 801-67924), as amended through the date hereof.

The information as to the directors and officers of Virtus Fixed Income Advisers, LLC is set forth in Virtus Fixed Income Advisers, LLC’s Form ADV filed with the SEC (Reference No. 801-68743), as amended through the date hereof.

The information as to the directors and officers of Virtus Investment Advisers, LLC is set forth in the Virtus Investment Advisers, LLC’s Form ADV filed with the SEC (Reference No. 801-5995), as amended through the date hereof.

The information as to the directors and officers of AlphaSimplex Group, LLC is set forth in AlphaSimplex Group, LLC’s Form ADV filed with the SEC (Reference No. 801-62448), as amended through the date hereof.

The information as to the directors and officers of Duff & Phelps Investment Management Co. is set forth in Duff & Phelps Investment Management Co.’s Form ADV filed with the SEC (Reference No. 801-14813), as amended through the date hereof.

The information as to the directors and officers of Kayne Anderson Rudnick Investment Management, LLC is set forth in Kayne Anderson Rudnick Investment Management, LLC’s Form ADV filed with the SEC (Reference No. 801-24241), as amended through the date hereof.

The information as to the directors and officers of Silvant Capital Management, LLC is set forth in Silvant Capital Management LLC’s Form ADV filed with the SEC (Reference No. 801-68741), as amended through the date hereof.

The Form ADV for Virtus Advisers, LLC, Virtus Alternative Investment Advisers, LLC, Virtus Investment Advisers, LLC, Virtus Fixed Income Advisers, LLC, AlphaSimplex Group, LLC, Duff & Phelps Investment Management Co., Kayne Anderson Rudnick Investment Management, LLC and Silvant Capital Management LLC may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC (the “Distributor”) acts as the distributor for each series of the Registrant and each series of ETFis Series Trust I.
(b)	Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name*	Positions with the Distributor	Positions with Trust
Ian Bachrach	Senior Managing Director, Marketing	n/a
Michael Bicks	Managing Director, Distribution Intelligence	n/a
Christopher Danos	Managing Director, National Accounts	n/a
Thomas R. Franco	Senior Managing Director, Retail Sales	n/a
Heidi C. Griswold	Vice President, Fund Services	n/a
David G. Hanley	Treasurer	n/a
David J. Katz	Senior Managing Director, Institutional	n/a
Joseph E. Maccone	Senior Managing Director, Strategic Distribution	n/a
Barry M. Mandinach	Executive Vice President	n/a
Tiffany P. Marosits	Vice President, Senior Regulatory Counsel and Assistant Secretary	n/a
Diana M. Perlman	Vice President and Chief Compliance Officer	Anti-Money Laundering Compliance Officer
Andra C. Purkalitis	Executive Vice President, General Counsel and Secretary	n/a

* The principal business address for each of the above directors and executive officers is: One Financial Plaza, Hartford, CT 06103.

(c)	During the Registrant’s most recent fiscal year, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Daphne Chisolm, Esq.	VP Distributors, LLC
One Financial Plaza	One Financial Plaza
Hartford, CT 06103	Hartford, CT 06103

Investment Advisers:	Custodian, Accounting Administrator and
Virtus Investment Advisers, LLC	Transfer Agent:
One Financial Plaza	The Bank of New York Mellon
Hartford, CT 06103	240 Greenwich Street
New York, NY 10286

Virtus Alternative Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103

Administrator:

Virtus ETF Solutions, LLC

1301 Avenue of the Americas, 14th Floor

New York, NY 10019

Sub- Adviser to Virtus AlphaSimplex Managed

Futures ETF and Virtus AlphaSimplex Global Macro ETF

AlphaSimplex Group, LLC

200 State Street

Boston, MA 02109

Sub- Adviser to: Virtus KAR Mid-Cap ETF

Kayne Anderson Rudnick Investment Management, LLC

2000 Avenue of the Stars, Suite 1110

Los Angeles, CA 90067

Sub- Adviser to: Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Stone Harbor International Bond ETF

Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC

1301 Avenue of the Americas, 14th Floor

New York, NY 10019

Sub- Adviser to Virtus Silvant Growth Opportunities ETF, Virtus Silvant Small/Mid Growth ETF, and Virtus Silvant Growth Premium Income ETF

Silvant Capital Management LLC

3333 Piedmont Road, NE Suite 1500

Atlanta, GA 30305

Sub- Adviser to Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend

ETF

Virtus Systematic, a division of Virtus Advisers, LLC

One Financial Plaza

Hartford, CT 06103

Sub-Adviser to: Virtus Duff & Phelps Clean

Energy ETF and Virtus Duff & Phelps Real Estate Income ETF

Duff & Phelps Investment Management Co.

10 South Wacker Drive, 19th Floor

Chicago, IL 60606

Sub-Adviser to: Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Securitized Income ETF and Virtus IG Public & Private Debt ETF

Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC

One Financial Plaza

Hartford, CT 06103

Sub-Adviser to: Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF and Virtus IG Public & Private Debt ETF

Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC

One Maynard Drive, Suite 3200

Park Ridge, New Jersey 07656

Sub-Adviser to Virtus Silvant Growth Premium Income ETF

Virtus Multi-Asset, a division of Virtus Advisers, LLC

One Financial Plaza

Hartford, CT 06103

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 22nd day of December, 2025.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

	Name	Title	Date

	/s/ William J. Smalley	President	December 22, 2025
	William J. Smalley	(Principal Executive Officer)

	/s/ W. Patrick Bradley	Treasurer	December 22, 2025
	W. Patrick Bradley	(Principal Financial Officer/Principal Accounting Officer)

	*	Trustee	December 22, 2025
George R. Aylward

	*	Trustee	December 22, 2025
James Simpson

	*	Trustee	December 22, 2025
Robert S. Tull, Jr.

	*	Trustee	December 22, 2025
Myles J. Edwards

* By:	/s/ William J. Smalley		December 22, 2025
William J. Smalley, Attorney-in-fact

Exhibit Index

(d)(1)(d)	Amendment to Schedule A to Advisory Agreement
(d)(19)	Sub-Advisory Agreement (DPRE)
(d)(20)	Sub-Advisory Agreement (VGRO/SSMG)
(e)(1)	Amendment to Exhibit A to Distribution Agreement
(g)(1)(c)	Amendment to Custody Agreement
(g)(2)(a)	Amendment to Foreign Custody Manager Agreement
(h)(1)(c)	Amendment to Fund Administration and Accounting Agreement
(h)(2)(b)	Amendment to Transfer Agency and Service Agreement
(h)(4)(a)	Amendment to Exhibits A and C to Administrative Services Agreement
(i)(15)	Opinion as to Legality of the Shares
(m)(1)(a)	Amendment to Amended and Restated Distribution and Service Plan